As filed with the Securities and Exchange Commission on June 23, 2004
                                                                Registration No.

  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              --------------------
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   [ ] Pre-Effective Amendment No. ___  [ ] Post-Effective Amendment No. ___
                              --------------------
                          THE PHOENIX EDGE SERIES FUND
               (Exact Name of Registrant as Specified in Charter)
                              --------------------
                        c/o Variable Products Operations
                         Phoenix Life Insurance Company
               101 Munson Street, Greenfield, Massachusetts 01301
                    (Address of Principal Executive Offices)

                                 (800) 541-0171
              (Registrant's Telephone Number, including Area Code)
                              --------------------
                              John R. Flores, Esq.
                       c/o Phoenix Life Insurance Company
               One American Row, Hartford, Connecticut 06102-5056
                     (Name and address of Agent for Service)

                              --------------------
                  Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of this Registration Statement.
                              --------------------
         Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of shares of beneficial interest of the Phoenix-Oakhurst Growth and Income Series. Accordingly, no filing fee is due in connection with this Registration Statement.

         The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

============================================================================

                          THE PHOENIX EDGE SERIES FUND

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 481(a)

                                                  Caption or Location in
Form N-14 Item No. and Caption                    Prospectus/Proxy Statement
------------------------------                    --------------------------

Part A: Information Required in Prospectus/Proxy Statement
------
1.  Beginning of Registration Statement           Cover Page; Cross Reference Sheet
    and Outside Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover              Table of Contents
    Page of Prospectus

3.  Fee Table, Synopsis Information and Risk      Synopsis; Principal Risk Factors; Comparison of
                                                  Factors Investment Objectives and Policies

4.  Information about the Transaction             Synopsis; The Proposed Reorganizations;
                                                  Comparative Information on Shareholder Rights;
                                                  Appendix A and Appendix B (Forms of
                                                  Agreements and Plans of Reorganization)

5.  Information about the Registrant              Cover Page; Synopsis; Principal Risk Factors;
                                                  Comparison of Investment Objectives and Policies;
                                                  The Proposed Reorganization; Comparative
                                                  Information on Purchases and Exchanges; Comparative
                                                  Information on Distributions and Redemptions;
                                                  Comparative Information on Shareholder Rights;
                                                  Management and Other Service Providers; Additional
                                                  Information About The Series; Prospectus of
                                                  Registrant dated May 1, 2004, is incorporated by
                                                  reference.

6.  Information about the Series Being            Synopsis; Comparison of Investment Objectives and
    Acquired                                      Acquired Policies; The Proposed Reorganization;
                                                  Comparative Information on Purchases and Exchanges;
                                                  Comparative Information on Distributions and
                                                  Redemptions; Comparative Information on Shareholder
                                                  Rights; Additional Information About The Series;
                                                  Prospectus of the Registrant dated May 1, 2004, is
                                                  incorporated by reference

7.  Voting Information                            Synopsis; The Proposed Reorganization; Comparative
                                                  Information on Shareholder Rights; Voting Information

8.  Interest of Certain Persons and Experts       The Proposed Reorganization

9.  Additional Information Required for           Not Applicable
    Re-offering By Persons Deemed to be
    Underwriters


                                                  Caption or Location in
Form N-14 Item No. and Caption                    Prospectus/Proxy Statement
------------------------------                    --------------------------

Part B:  Information Required in Statement of Additional Information

10. Cover Page                                    Cover Page

11. Table of Contents                             Table of Contents

12. Additional Information about the Registrant   Cover Page; Statement of Additional Information of
                                                  Registrant, dated _______________, 2004

13. Additional Information about the              See item 12
    Company Being Acquired

14. Financial Statements                          Annual Report of the Registrant for the year ended
                                                  December 31, 2003 and Pro Forma Financial Statements
                                                  for the period ended December 31, 2003

Part C:  Other Information

15. Indemnification                               Indemnification

16. Exhibits                                      Exhibits

17. Undertakings                                  Undertakings

                                     PART A

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                  C/O PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
                                  P.O. BOX 8027
                              BOSTON, MA 02266-8027
                                 (800) 541-0171

                           --------------------------

                                                             _____________, 2004

Dear Contract/Policyholder:

   The Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series (collectively the "Merging Series"), each a series of The Phoenix Edge Series Fund (the "Trust"), will hold a Special Meeting of Shareholders at 10:00 a.m., local time, on September 14, 2004, at One American Row, Hartford, Connecticut, 06102. At the Special Meeting, Phoenix Life Insurance Company ("PLIC") and its affiliates will vote on Agreements and Plans of Reorganization (collectively the "Agreements" or "Plans") under which the Merging Series will be combined with the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), another series of the Trust. The Surviving Series has a similar investment objective to those of the Merging Series. If the reorganization agreements are implemented, the separate accounts holding shares of the Merging Series will receive shares of the Surviving Series with an aggregate value equal to the aggregate net asset value of the Merging Series. No sales charge will be imposed in connection with the reorganization. PLIC will pay all costs of the reorganization. The reorganization will be conditioned upon receipt of an opinion of counsel indicating that the reorganization will qualify as a tax-free reorganization for Federal income tax purposes.

   The Board of Trustees of the Trust believes that the reorganization offers you the opportunity to pursue your goals in a larger series. The Board of Trustees has carefully considered and has unanimously approved the proposed Reorganization, as described in the accompanying materials, and believes that the reorganization is in the best interests of the Merging Series and its shareholders.

   As an owner of a variable annuity or variable life insurance contract issued by PLIC or one of its affiliated insurance companies (together, "Phoenix"), you have the contractual right to instruct the insurance company how to vote the shares of the Merging Series at this meeting. Although you are not directly a shareholder of the Merging Series, some of your contract value is invested in the Merging Series pursuant to your policy or contract. For the limited purposes of this prospectus and proxy statement, the term "shareholder" refers to you as the contract/policyowner, unless the context otherwise requires. Therefore, the Board of Trustees recommends that you vote in favor of the reorganization agreements. It is very important that you vote and that your vote be received no later than September 14, 2004. If the Voting Instructions Card is executed and no direction is made, you will be considered as voting FOR the proposal and, in the discretion of the insurance company, upon such other business as may properly come before the Special Meeting.

   We have enclosed a copy of the Notice of Special Meeting of Shareholders, the Proxy Statement and a card entitled "Voting Instructions." This card should be used to register your vote on the proposals to be acted upon at the Special Meeting. It is important for you to provide voting instructions with respect to the issues described in the accompanying Prospectus/Proxy Statement. We recommend that you read the Proxy Statement in its entirety as the explanations will help you to decide what voting instructions you would like to provide.

     Voting instructions executed by you may be revoked at any time prior to Phoenix voting the shares represented: by written notice of the instruction card's revocation to the Secretary of the Trust at the address below prior to the meeting; or by the subsequent execution and return of another instruction card prior to the meeting; or by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

As a convenience, you can provide voting instructions in any one of four ways:

     o    THROUGH THE INTERNET - www.proxyweb.com

     o    BY TELEPHONE - 800-690-6903

     o BY MAIL - using the enclosed Voting Instructions Card(s) and postage-paid envelope

     o    IN PERSON - at the Special Meeting

     We encourage you to vote by telephone or Internet; have your proxy card in hand, and call the number or go to the Web Site and follow the instructions there. Use of telephone or Internet voting will reduce the time and costs of this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

     Your vote on these matters is important. Please complete each Voting Instructions Card and return it promptly in the envelope provided or vote using one of the other methods described above. Please respond - In order to avoid the additional expense of further solicitation, we ask that you vote promptly. It is important that your policy or contract be represented.

                                             Sincerely,

                                             Philip R. McLoughlin
                                             President

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301

                           --------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD SEPTEMBER 14, 2004


To The Contract and Policy Holders:

   The Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series, each a series of The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, will hold a Special Meeting of Shareholders at One American Row, Hartford, Connecticut 06102 on September 14, 2004, at 10:00 a.m., local time, for the following purposes:

   FOR THE PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES:

   1. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated September 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-Alliance/Bernstein Growth + Value Series to the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Phoenix-Alliance/Bernstein Growth + Value Series, and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series in complete liquidation of the Phoenix-Alliance/Bernstein Growth + Value Series.

   FOR THE PHOENIX-MFS INVESTORS TRUST SERIES:

   2. To consider and act upon a proposal to approve the Agreement and Plan of Reorganization, dated September 14, 2004, and the transactions it contemplates, including (a) the transfer of all of the assets of the Phoenix-MFS Investors Trust Series to the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), another series of the Trust, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Phoenix-MFS Investors Trust Series, and (b) the distribution of the shares of the Surviving Series so received to shareholders of the Phoenix-MFS Investors Trust Series in complete liquidation of the Phoenix-MFS Investors Trust Series.

   3. To consider and act upon any other business as may properly come before the meeting and any adjournment(s) thereof.

   The Board of Trustees of the Trust has fixed the close of business on July 20, 2004, as the record date for determining shareholders entitled to notice of and to vote at the Special Meeting and any adjournment or postponement thereof.

   You are cordially invited to attend the Special Meeting.
Contract/Policyholders who do not expect to attend the Special Meeting are asked to respond promptly via Internet or telephone, or by returning a completed voting instruction card. The Board of Trustees of the Trust is soliciting the enclosed proxy.

                                            By Order of the Board of Trustees of
                                            The Phoenix Edge Series Fund


                                            RICHARD J. WIRTH
                                            SECRETARY

Hartford, Connecticut

______________, 2004

                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

                       PHOENIX-MFS INVESTORS TRUST SERIES

                                EACH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND
                                101 MUNSON STREET
                         GREENFIELD, MASSACHUSETTS 01301
                                 1-800-541-0171

                           PROSPECTUS/PROXY STATEMENT


                            DATED SEPTEMBER 14, 2004

   The Phoenix Edge Series Fund (the "Trust"), a Massachusetts business trust, serves as an investment vehicle for use in connection with variable life insurance policies and variable annuity contracts (collectively, "Contracts") issued by Phoenix Life Insurance Company ("PLIC") and its subsidiaries (together, "Phoenix") and their separate accounts. Phoenix and the separate accounts are the sole shareholders of record of the Trust.

   This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Trust, for use at the Special Meeting of Shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series and shareholders of the Phoenix-MFS Investors Trust Series (each Series, a "Merging Series") to be held at 10:00 a.m., local time, on September 14, 2004, at the offices of the Phoenix Life Insurance Company located at One American Row, Hartford, Connecticut 06102 and at any adjournment(s) thereof.

   The purpose of the meeting is to consider approval of: (1) an Agreement and Plan of Reorganization that would effect the reorganization of the Phoenix-Alliance/Bernstein Growth + Value Series into the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), another series of the Trust, and (2) an Agreement and Plan of Reorganization that would effect the reorganization of the Phoenix-MFS Investors Trust Series into the Surviving Series, as described below. Under each respective reorganization agreement, all of the assets of the respective Merging Series would be transferred to the Surviving Series in exchange solely for shares of beneficial interest in the Surviving Series and the assumption by the Surviving Series of all known liabilities of the respective Merging Series. These shares of the Surviving Series would then be distributed pro rata to the separate accounts of the insurance companies then holding shares of the respective Merging Series, and then the respective Merging Series would be liquidated. As a result of the proposed transactions, the separate accounts would receive a number of full and fractional shares of the Surviving Series with an aggregate net asset value equal to the aggregate net asset value of the respective Merging Series shares on the effective date of the reorganization.

   The Surviving Series and each of the Merging Series are series of the same open-end management investment trust. The Surviving Series has an investment objective of dividend growth, current income and capital appreciation. The Phoenix-Alliance/Bernstein Growth + Value Series has an investment objective of seeking long-term capital growth by investing half in aggressive-growth equities and half in value equities, intended to maximize performance from stock selection while limiting risk. The Phoenix-MFS Investors Trust Series has an investment objective of primarily seeking long-term growth of capital and secondarily of providing reasonable current income. Phoenix Investment Counsel, Inc. ("PIC") is the investment adviser to the Surviving Series. Phoenix Variable Advisors, Inc. ("PVA") is the investment adviser to each of the Merging Series. Alliance Capital Management L.P. ("Alliance") is the sub-adviser to the Phoenix-Alliance/Bernstein Growth + Value Series, and Massachusetts Financial Services Company, Inc., doing business as MFS Investment Management ("MFS"), is the sub-adviser to the Phoenix-MFS Investors Trust Series.

   This Prospectus/Proxy Statement, which you should retain for future reference, sets forth concisely the information that you should know about each Merging Series, the Surviving Series, and the transactions contemplated by the reorganization agreements. As used in this Prospectus/Proxy Statement, the term "Series" collectively refers to the Phoenix-Alliance/Bernstein Growth + Value Series, the Phoenix-MFS Investors Trust Series and the Surviving Series. The term "Merging Series" refers individually and collectively to the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series. A Prospectus, as supplemented and a Statement of Additional ("SAI"), as supplemented for the Series dated May 1, 2004 (Registration No. 333-05033), have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference in this Prospectus/Proxy Statement. A copy of the prospectus and periodic reports have been sent to Shareholders, however, copies of the above-referenced documents are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

   The Trust files reports, proxy materials and other information with the SEC. Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Public Reference Section, Washington, D.C. 20549-0102.

   This Prospectus/Proxy Statement constitutes the proxy statement of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series for the Special Meeting, and the prospectus for shares of the Surviving Series that have been registered with the SEC and are being issued in connection with the reorganization. This Prospectus/Proxy Statement is expected to first be sent to shareholders on or about ________, 2004. The Statement of Additional Information for this Prospectus/Proxy Statement dated _____________, 2004 is incorporated by reference. (File No. 333-________) Both the Prospectus/Proxy Statement and Statement of Additional Information have been filed with the SEC and are available upon oral request or written request and without charge by contacting Phoenix Variable Products Mail Operations at the address above or by calling the toll-free number above.

                                   -----------

THE SECURITIES OF THE SURVIVING SERIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC DETERMINED IF THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   -----------

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

SYNOPSIS....................................................................

PRINCIPAL RISK FACTORS......................................................

THE PROPOSED REORGANIZATIONS................................................

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES............................

COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES..........................

COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS....................

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS...............................

FISCAL YEAR.................................................................

MANAGEMENT AND OTHER SERVICE PROVIDERS......................................

VOTING INFORMATION..........................................................

ADDITIONAL INFORMATION ABOUT THE SERIES.....................................

MISCELLANEOUS...............................................................

SURVIVING SERIES FINANCIAL HIGHLIGHTS.......................................

OTHER BUSINESS..............................................................

APPENDIX A.................................................................. A-1

APPENDIX B.................................................................. B-1

                                    SYNOPSIS

BACKGROUND

   The proposed reorganizations are the outcome of deliberations by the Board of Trustees of the Trust (the "Trustees"). At a Special Meeting of the Trustees on May 11, 2004, the following Series mergers were approved subject to a vote of shareholders:

Merged Series                                       Surviving Series
-------------                                       ------------
Phoenix-Alliance/Bernstein Growth + Value Series    Phoenix-Oakhurst Growth and Income Series
Phoenix-MFS Investors Trust Series

    Phoenix management recommended that the Trustees consider the benefits that the Series' shareholders would realize if each of the Merging Series were to be combined with the Surviving Series. In response to their recommendation, the independent trustees of the Trust requested that management outline specific reorganization proposals for their consideration and provide an analysis of the specific benefits that shareholders would realize from each proposal. Independent trustees are Trustees who are not "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act")).

SUMMARY OF THE PROPOSED REORGANIZATIONS

   The reorganizations will be effected in accordance with the terms of the reorganization agreements, forms of which are attached to this Prospectus/Proxy Statement as Appendices A and B. The reorganization agreements provide for:

   o the acquisition by the Surviving Series, on the closing date of the reorganization, of all of the assets of each of the Merging Series in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all liabilities of each of the Merging Series;

   o the distribution of shares of the Surviving Series to the shareholders of each of the Merging Series in exchange for their respective shares of the Merging Series;

   o the pro rata distribution of the Surviving Series shares to each applicable Merging Series shareholders in exchange for the outstanding Merging Series shares; and

   o the complete liquidation of the Merging Series as provided in the reorganization agreements.

   The reorganization is anticipated to occur on or about September 17, 2004. If each reorganization agreement is implemented, the insurance company separate accounts holding shares of each Merging Series will receive a number of full and fractional shares of the Surviving Series shares with an aggregate net asset value equal to the aggregate net asset value of the Merging Series shares as of the closing date of the reorganization.

   The implementation of each reorganization agreement is subject to a number of conditions set forth in the reorganization agreements. See "The Proposed Reorganizations." Among the significant conditions (which may not be waived) are:

   o the receipt by the Trust of an opinion of counsel that, for Federal income tax purposes, the reorganization will qualify, as a tax-free organization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"); and

   o the approval of the reorganization agreement by the shareholders of the Merging Series.

   Each reorganization agreement provides that PLIC will bear all costs and expenses of the reorganization, including the costs of the Special Meeting, the costs and expenses incurred in the preparation and mailing of the notice, this Prospectus/Proxy Statement and the proxy, and the solicitation of voting instructions.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives and principal investment strategies of each Merging Series and the Surviving Series are similar:

   o The Phoenix-Alliance/Bernstein Growth + Value Series has an investment objective of seeking long-term capital growth by investing half in aggressive-growth equities and half in value equities, intended to maximize performance from stock selection while limiting risk. The Phoenix-MFS Investors Trust Series has an investment objective primarily of seeking long-term growth of capital and secondarily of providing reasonable current income. The Surviving Series has an investment objective of dividend growth, current income and capital appreciation.

   o Under normal circumstances, the Phoenix-Alliance/Bernstein Growth + Value Series invests primarily in common stocks of large capitalized U.S. companies, included in the Russell 1000(R) Index. Normally, about 60-105 companies will be represented in the series, with 25-35 companies primarily from the Russell 1000(R) Growth Index constituting approximately 50% of the series' assets, and 40-70 companies primarily from the Russell 1000(R) Value Index constituting the remainder of the series' assets. These securities may include common and preferred stocks, depositary receipts, convertible securities, rights, warrants, and equity-related options and futures.

   o Under normal circumstances, the Phoenix-MFS Investors Trust Series invests at least 65% of its assets in common stocks and related securities, which may include preferred stocks, convertible securities and depositary receipts for those securities.

   o The Surviving Series has an investment objective of dividend growth, current income and capital appreciation. Under normal circumstances, the Series invests primarily in common stocks of U.S. companies; investments also may include preferred stocks, warrants, and securities convertible into common and preferred stocks.

   See "Principal Risk Factors" and "Comparison of Investment Objectives and Policies" below, for further information on the similarities and differences among the investment objectives, policies and risks of the Surviving Series and each Merging Series. You can also find additional information for the Surviving Series in its Prospectus.

DIVIDENDS AND DISTRIBUTIONS

   Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series distribute net income quarterly, and Phoenix-Oakhurst Growth and Income Series distributes net investment income semiannually. Each Series distributes net realized capital gains, if any, at least annually. All dividends and distributions of each Merging Series are paid in additional shares of the respective Series. You can also find additional information on dividends and distributions for the Surviving Series in its Prospectus.

PURCHASES AND EXCHANGES

   The shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered through certain separate accounts owned by Phoenix to fund the Contracts. A person can invest in the Trust only by buying a Contract and directing the allocation of the purchase payment(s) to the subaccount(s) corresponding to the Series in which the Contract Holder wishes to invest. The sub-accounts, in turn, invest in shares of the Trust. Not all Series may be available through a particular Contract. At this time, Phoenix does not charge for sub-account transfers; however, Phoenix does reserve the right to charge a fee of up to $20 per transfer after the first twelve transfers in each Contract year.

   Because excessive trading with a Series can hurt fund performance and therefore be detrimental to all policyowners, Phoenix does reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. Phoenix will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple Contract holders), unless Phoenix entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

   Each Series currently offers shareholders identical exchange privileges. Shareholders of each Series may exchange their shares for shares of another series of the Trust at any time.

REDEMPTION PROCEDURES

   As a person owning a Contract issued by Phoenix with shares of the Merging Series, you have the right to instruct the insurance company how to vote and redeem the shares of the Merging Series and the Surviving Series. Shareholders of each Series may redeem their shares at a redemption price equal to the net asset value of the shares (minus any applicable product surrender charge) as next determined following the receipt of a redemption order in proper form. Ordinarily, payments of redemption proceeds for redeemed shares are made within seven days after receipt of a redemption request in proper form. See "Comparative Information on Distributions and Redemptions" for more information. You can also find additional information on the Surviving Series' redemption procedures in its Prospectus.

FEDERAL TAX CONSEQUENCES OF PROPOSED REORGANIZATIONS

   At the closing of the reorganizations, the Trust will receive an opinion of counsel, subject to customary assumptions and representations, that, for Federal income tax purposes, the reorganizations will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly:

   o no gain or loss will be recognized by either Merging Series upon the transfer of the assets of each merging Series, to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series, respectively; and

   o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series.

   We also believe that both reorganizations should not adversely impact the tax treatment of your variable life or variable annuity contracts.

   See "The Proposed Reorganizations--Federal Income Tax Consequences" for more information.

RISK FACTORS

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which the Surviving Series invests and general risks arising from investing in any mutual fund type of investment. The primary risks to which the Surviving Series is subject include the risks of investing in equity securities, foreign investments, foreign currency and companies with larger market capitalization. The primary risks to which the Surviving Series is subject also include market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the series and lead to loss of principal. This Series tends to be "fully invested" in equity securities. The net asset value of a series that intends to be fully invested in securities will decrease more quickly if the value of such securities decreases as compared to a series that holds a larger cash position. Investors can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective. The Surviving Series' investment objectives and policies are similar to those of each Merging Series. An investment in the Surviving Series is subject to some of the same risks as an investment in each of the Merging Series. However, see "Principal Risk Factors" for additional information about the principal risks associated with an investment in the Surviving Series.

MANAGEMENT AND OTHER SERVICE PROVIDERS

    PIC is the investment advisor to the Surviving Series and is responsible for its day-to-day portfolio management. PVA is the investment advisor to the Merging Series. PVA has entered into sub-advisory agreements with Alliance and MFS, respectively, who provide day-to-day portfolio management for Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series.

    The Phoenix-Alliance/Bernstein Growth + Value Series is managed by Alliance's Seth J. Masters, who is the Chief Investment Officer for Style Blend Services and has overall responsibility for the rebalancing and administration of the growth and value components of the Phoenix-Alliance/Bernstein Growth + Value Series. Mr. Masters is joined by Karen A. Sesin, Stephanie Simon and Marilyn Goldstein Fedak. Ms. Sesin is a Senior Vice President and Large Cap Growth Portfolio Manager. Ms. Sesin joined Alliance Capital in 1999 after serving as chief investment officer with Waycrosse, Inc., an investment company affiliated with Cargill, Inc. Previously, Ms. Sesin worked for The Northern Trust Company in both investment consulting and banking positions. The growth portion of the series is managed by the Alliance Large Cap Growth team. Karen Sesin will be principally responsible for day-to-day decisions for the growth portion of the portfolio. Stephanie Simon is Vice President and Large Cap Portfolio Manager and joined Alliance in 1998 after serving as Chief Investment Officer for Sargent Management Company from 1996 to 1998. Day-to-day investment management decisions for the value portion of the series will be made by Marilyn Goldstein Fedak. Ms. Fedak has served as Executive Vice President and Chief Investment Officer - U.S. Value Equities of Alliance since October 2000 and, prior to that, served as Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford C. Bernstein & Co., Inc., from 1993 to 2000.

   The Phoenix-MFS Investors Trust Series is managed by John D. Laupheimer, Jr., Senior Vice President. Mr. Laupheimer has been employed in the MFS investment management area since 1981.

   Steven L. Colton is the portfolio manager for, and Dong Zhang is a member of, the team that manages the Surviving Series. Mr. Colton is primarily responsible for the day-to-day operation of the series. Mr. Colton joined PIC in June 1997. Previously, Mr. Colton was portfolio manager for the American Century Income & Growth Fund ("ACIGF") from its inception on December 17, 1990 through May 30, 1997. Mr. Zhang joined PIC in June 1997. Mr. Zhang also was a member of the portfolio management team for ACIGF from June 1996 through June 4, 1997.

COMPARATIVE FEE TABLES

   The tables below are designed to assist you in understanding the various direct and indirect costs and expenses associated with an investment in each Series. The table and the example do not include any fees or sales charges imposed under the Contracts for which the Series is an investment option. If these fees and sales charges were reflected, the total expenses associated with an investment in each Series would be higher. Each table also includes pro forma information for the combined Surviving Series resulting from the reorganization assuming the reorganization took place on December 31, 2003, and after adjusting such information to reflect current fees. The expense information for the Surviving Series and each Merging Series is based upon expenses for the period ended December 31, 2003.

EXAMPLE

   As indicated in the tables below, immediately upon effectiveness of the reorganization, the "Total Annual Fund Operating Expenses" for the combined Surviving Series are expected to be slightly lower than the "Total Annual Fund Operating Expenses" for each of the Merging Series. There are no load charges or fees imposed upon shareholders of the Series. However, contractual charges do apply.


                                                                   PHOENIX-
                                                              ALLIANCE/BERNSTEIN     PHOENIX-MFS       PRO FORMA
                                                 SURVIVING      GROWTH + VALUE     INVESTORS TRUST     COMBINED
                                                 SERIES(1)         SERIES(2)          SERIES(3)         SERIES
                                                ------------ -------------------- -----------------  -------------
Annual Series Operating Expenses
   (expenses that are deducted from series
   assets)
   Management Fees                                 0.70%            0.85%               0.75%            0.70%
   Distribution and Service (12b-1) Fees           None             None                None             None
   Other Expenses                                  0.31%            1.80%               3.17%            0.34%

Total Annual Series Operating Expenses             1.01%            2.65%               3.92%            1.04%

   The following example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expense rates shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions and "Annual Trust Operating Expenses" remaining the same each year. The example is offered to show the costs of investing in the Surviving and Merging Series. This example is hypothetical; actual trust expenses and returns vary from year to year, and may be higher or lower than those shown.

   Fees and expenses if you redeemed your shares at the end of each time period:


                                                                 1 YEAR         3 YEARS       5 YEARS       10 YEARS

   Surviving Series                                              $103           $320          $556          $1,232

   Phoenix-Alliance/Bernstein Growth + Value Series              $268           $824          $1,405        $2,984

   Phoenix-MFS Investors Growth Stock Series                     $394           $1,195        $2,014        $4,139

   Pro Forma Combined Surviving Series                           $106           $331          $574          $1,271

------------------------

(1) The Surviving Series' investment advisor has voluntarily agreed to reimburse the Surviving Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Surviving Series' average net assets (the "expense cap"). Therefore, the Surviving Series' operating expenses after reimbursement were 0.95% for the period ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

(2) The Merging Series' investment advisor has voluntarily agreed to reimburse the Merging Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Series' average net assets (the "expense cap"). The Series operating expenses after reimbursement were 1.10% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

(3) The Merging Series' investment advisor has voluntarily agreed to reimburse the Series' expenses, other than the management fees, to the extent that such expenses exceed 0.25% of the Series' average net assets (the "expense cap"). The Series operating expenses after reimbursement were 1.00% for the year ended December 31, 2003. The expense cap noted above may be changed or eliminated at any time without notice.

   Note: Actual expenses for the Merging Series may be lower than those shown in the example above since the expense levels used to calculate the figures shown do not include reimbursements of expenses by the Merging Series' advisor.

   The purpose of the tables above is to help the investor understand the various costs and expenses that the investor will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN SHOWN.

                             PRINCIPAL RISK FACTORS

   The Surviving Series' investment objective and policies are similar to those of each Merging Series. An investment in the Surviving Series is subject to some of the same specific risks as an investment in each Merging Series. The following highlights the principal similarities and differences between the principal risk factors associated with an investment in the Surviving Series as contrasted with those associated with each Merging Series; it is qualified in its entirety by the more extensive discussion of risk factors in the Prospectuses and Statements of Additional Information of the Surviving Series and the Merging Series, respectively.

   An investment in the Surviving Series is subject to specific risks arising from the types of securities in which it invests and the general risks arising from investing in any mutual fund. You can lose money by investing in the Surviving Series. There is no assurance that the Surviving Series will meet its investment objective.

GENERAL

   The value of the investments of the Merging Series and the Surviving Series that support their share values can decrease. If, between the time shares are purchased and the time shares are sold the value of the series' investments decreases, you will lose money.

   Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which your series invests can be worse than expected and investments may fail to perform as the series' investment advisor expects. As a result, the value of shares may decrease.

   Each Series' investments are subject generally to market risk and the risk of selecting underperforming securities and asset classes, which may adversely affect the Series and lead to loss of principal.

   The following chart indicates the primary investment risks of the Surviving Series and of the Merging Series. Descriptions of the risks of the Surviving Series can be found below.


                                              Phoenix-Alliance/Bernstein                  Phoenix-MFS Investors
          Surviving Series                       Growth + Value Series                         Trust Series
          ----------------                       ---------------------                         ------------

Equity Securities Investment Risk      Equity Securities Investment Risk          Equity Securities Investment Risk
Foreign Investment Risk                Growth Stock Investment Risk               Larger Market Capitalization Risk
Foreign Currency Risk                  Value Investing Risk                       Foreign Investment Risk
Larger Market Capitalization Risk      Reduced Diversification Risk               Foreign Currency Risk
                                       Foreign Investment Risk                    Convertible Securities Investment Risk
                                       Derivative Investment Risk
                                       Convertible Securities Investment Risk

EQUITY SECURITIES INVESTMENT RISK

   In general, prices of equity securities are more volatile than those of fixed-income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (changes in inflation or consumer demand, for example) and to events that affect particular issuers (news about the success or failure of a new product, for example). Some Series may invest in Initial Public Offerings ("IPOs"), which typically have less public information available. Investment returns from IPOs may be highly volatile and may be subject to varying patterns of trading volume and these securities may, at times, be difficult to sell. In addition, from time to time, a series may purchase IPOs and then immediately sell them. This practice will increase portfolio turnover rates and may increase costs to the series, affecting series performance.

FOREIGN INVESTMENT RISK

   Foreign investments could be more difficult to sell than U.S. investments. They also may subject a Series to risks different from investing in domestic securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be more volatile in price than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investment in emerging-market countries presents risks in greater degree than those presented by investment in foreign issuers of countries with developed securities markets and more advanced regulatory systems.

   Some foreign securities are issued by companies organized outside the United States and are traded only or primarily in trading markets outside the United States. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Some foreign securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. For example, American Depositary Receipts and shares of some large foreign-based companies are traded on principal U.S. exchanges. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities are not subject to all the risks of foreign investing. For example, foreign trading market or currency risks will not apply to dollar-denominated securities traded in U.S. securities markets.

FOREIGN CURRENCY RISK

   Changes in foreign exchange rates will affect the value of those securities denominated or quoted in currencies other than the U.S. dollar. The forces of supply and demand in the foreign exchange markets determine exchange rates and these forces are in turn affected by a range of economic, political, financial, governmental and other factors. Exchange-rate fluctuations can affect a Series' net asset value (share price) and dividends either positively or negatively, depending upon whether foreign currencies are appreciating or depreciating in value relative to the U.S. dollar. Exchange rates fluctuate over both the short and long terms. In addition, when certain foreign countries experience economic difficulties, there is an increased risk that the foreign government may impose restrictions on the free exchange of its currency.

LARGER MARKET CAPITALIZATION RISK

   Companies with large capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, a Series' value may not rise as much as the value of series that emphasize companies with smaller market capitalizations.

                          THE PROPOSED REORGANIZATIONS

AGREEMENTS AND PLANS OF REORGANIZATION

   The terms and conditions under which the proposed reorganizations may be consummated are set forth in the respective reorganization agreements. Significant provisions of the reorganization agreements are summarized below. This summary, however, is qualified in its entirety by reference to the reorganization agreements, forms of which are attached to this Prospectus/Proxy Statement as Appendices A and B.

   With respect to the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series Reorganizations, the Agreements and Plans of Reorganization contemplate:

     o the acquisition by the Surviving Series, on the closing date of the reorganization, of all of the assets of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series, respectively, in exchange solely for shares of the Surviving Series and the assumption by the Surviving Series of all known liabilities of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series;

     o the distribution of shares of the Surviving Series to the shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series in exchange for their respective shares of the Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series;

     o the pro rata distribution of Surviving Series shares to the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series shareholders in exchange for the outstanding Phoenix-Alliance/Bernstein Growth + Value Series shares and the Phoenix-MFS Investors Trust Series shares; and

     o the complete liquidation of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series as provided in the Agreements and Plans of Reorganization.

   The assets of the Merging Series to be acquired by the Surviving Series include all property, including, without limitation, all cash, securities, and dividends or interest receivables which are owned by the Merging Series and any deferred or prepaid expenses shown as an asset on the books of the Merging Series on the closing date of the reorganization. The Surviving Series will assume all liabilities of the Merging Series as of the closing date, including all accrued expenses, costs, charges, and reserves of the Merging Series reflected on the unaudited statement of assets and liabilities as of the closing date. The closing of the reorganizations will occur following satisfaction (or waiver) of the conditions to closing set forth in the reorganization agreement, or such later date as the parties may agree.

   The value of the Merging Series' assets to be acquired and the Merging Series' liabilities to be assumed by the Surviving Series, and the net asset value of shares of the Surviving Series, will be determined immediately after the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the Series' then-current Prospectus and Statement of Additional Information. The number of shares of the Surviving Series to be issued to the shareholders of each Merging Series will be determined by dividing (a) the value of the aggregate net assets attributable to shares of each Merging Series, respectively, by (b) the net asset value per share of the Surviving Series.

   On the closing date, the Merging Series will liquidate and distribute pro rata to their shareholders of record the Surviving Series shares received by the Merging Series in exchange for their respective shares in the Merging Series. This liquidation and distribution will be accomplished by opening an account on the books of the Surviving Series in the name of each shareholder of record of the Merging Series and by crediting to each account the shares due pursuant to the reorganization. Every Merging Series shareholder will own shares of the Surviving Series immediately after the reorganizations, the value of which will be equal to the value of the shareholder's Merging Series shares on the closing date.

   At or prior to the closing date, the Merging Series will declare a dividend or dividends that, together with all previous such dividends, will have the effect of distributing to the Merging Series shareholders all of the Merging Series' investment company taxable income for all taxable years ending at or prior to the closing date and all of its net capital gains realized (after reduction for any capital loss carry-forward) in all taxable years ending at or prior to the closing date.

   Subject to certain limitations on liability, the Surviving Series has agreed to indemnify and hold harmless those Trustees who are not "interested persons" of the adviser or distributor of the Merging Series (the "Independent Trustees") from and against any and all claims, costs, expenses (including reasonable attorneys' fees), losses and liabilities of any sort or kind (collectively, "Liability") which may be asserted against them or for which the Independent Trustees may become liable arising out of or attributable to the transactions contemplated by the reorganization agreements, provided that any Independent Trustee seeking the benefit of this indemnification shall not have materially contributed to the creation of such Liability by acting in a manner contrary to his or her fiduciary duties as a trustee under the 1940 Act.

   The consummation of each reorganization is subject to a number of conditions set forth in the reorganization agreement. Certain of these conditions may be waived by the Board of Trustees, or by an authorized officer of the Trust, as appropriate.

   Among the significant conditions which may not be waived are: (a) the receipt by the Trust of an opinion of counsel that the reorganization will qualify as a tax-free organization described in Section 368(a) of the Code for Federal income tax purposes, and (b) the approval of the reorganization agreement by the shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series. The Plan may be terminated and the reorganization abandoned at any time, before or after approval by the shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series, prior to the closing date, by resolution of the Board of Trustees. In addition, the reorganization agreement may be amended by mutual agreement, except that no amendment may be made to the reorganization agreement subsequent to the Special Meeting that would change the provisions for determining the number of Surviving Series shares to be issued to shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series and the Phoenix-MFS Investors Trust Series without their further approval.

REASONS FOR THE REORGANIZATIONS

   The proposal for the reorganizations is the outcome of deliberations by the Trustees of the Trust. Phoenix management recommended that the Trustees consider the benefits that the shareholders would realize if each of the Merging Series were to be combined with the Surviving Series. In response to that recommendation, the independent trustees of the Trust requested that management outline specific reorganization proposals for their consideration and provide an analysis of the specific benefits that shareholders would realize from each proposal.

   In the course of their review, the Trustees noted that the reorganizations would be a means of combining three Series with similar investment objectives and principal investment strategies and would permit the shareholders of the Merging Series to pursue their investment goals in a Surviving Series which, after the completion of the reorganization, is anticipated to be larger than each Merging Series. In reaching this conclusion, the Board considered a number of additional factors, including, but not limited to, the following:

    o the potential benefits of the reorganizations to shareholders of the Surviving Series and the Merging Series, including that the reorganizations could result in economies of scale through the spreading of fixed costs over a larger asset base;

    o that the terms and conditions of the proposed Plans, and that the proposed Plans will not result in dilution of any shareholder interests;

    o the total expense ratio of the combined Surviving Series following the reorganization is projected to be similar to the current total expense ratio of each Merging Series;

    o the compatibility of investment objectives, policies, restrictions and investment holdings between the Merging Series and the Surviving Series;

    o the ability to better manage asset flows in the Surviving Series because of its anticipated greater size;

    o   the comparable performance of the Series;

    o that the terms and conditions of the Plans will have minimal effect on the price of the outstanding shares of each Series;

    o that the reorganizations provide for continuity of distribution and shareholder servicing arrangements; and

    o that the reorganizations will not result in the recognition of any gain or loss for Federal income tax purposes either to the Merging Series or the Surviving Series and should not adversely impact the tax treatment of variable products invested in whole or in part in any of the Series.

   After considering these and other factors, the Trustees, including the Independent Trustees, unanimously concluded at a Special Meeting held on May 11, 2004, that the reorganizations are fair and reasonable and would be in the best interests of each Merging Series and the Surviving Series and their respective shareholders and that the interests of the Series' shareholders will not be diluted as a result of the transactions contemplated by the reorganizations. The Trustees unanimously voted to approve the reorganizations and authorized the officers of the Trust to submit the reorganization proposals to shareholders for consideration.

FEDERAL INCOME TAX CONSEQUENCES

   McDermott, Will & Emery, special counsel to the Trust, is to opine that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for Federal income tax purposes, each reorganization will qualify as a tax-free reorganization described in Section 368(a) of the Code. Accordingly, with respect to each reorganization:

    o no gain or loss will be recognized by the Merging Series on the transfer of the assets of the Merging Series to the Surviving Series solely in exchange for Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series, or upon the distribution of Surviving Series shares to the Merging Series insurance company shareholders in exchange for their shares of the Merging Series;

    o the tax basis of the Merging Series' assets acquired by the Surviving Series will be the same to the Surviving Series as the tax basis of such assets to the Merging Series immediately prior to the reorganization, and the holding period of the assets of the Merging Series in the hands of the Surviving Series will include the period during which those assets were held by the Merging Series; and

    o no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Merging Series solely in exchange for the Surviving Series shares and the assumption by the Surviving Series of all liabilities of the Merging Series.

   The receipt of such opinions that the reorganizations will qualify as tax-free reorganizations described in Section 368(a) of the Code, are conditions to the consummation of the reorganizations. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the Federal income tax consequences of the reorganizations, and the IRS is not bound by advice of counsel. You are not directly a shareholder of either Merging Series but, instead, some or all of your variable life insurance or variable annuity contract is invested in one or both of the Merging Series. We also believe, however, that the reorganizations should not adversely affect the tax treatment of your variable contract.

   It is possible, although unlikely in our view, that, because the Merging Series will no longer be an available Series underlying your variable contract, your Contract could be considered changed in a manner that causes the contract or policy to be considered newly issued for Federal income tax purposes. In such a case, your Contract will be subject to Federal income tax rules in effect on the effective date of the reorganizations instead of the Federal income tax rules in effect on the issue date of your Contract, which could have been more favorable.

   Shareholders of the Merging Series should consult their tax advisors regarding the effect, if any, for the proposed reorganizations in light of their individual circumstances. Since the foregoing discussion relates only to the Federal income tax consequences of the reorganizations, shareholders of the Merging Series should also consult tax advisors as to state and local tax consequences, if any, of the reorganizations.

   It is also possible that if the reorganization were not tax free, which as indicated above is not expected, and the Surviving Series as a result failed to qualify as a regulated investment company, the diversification rules of Code
Section 817(h) might be violated. In such a case, income on your contract could be currently taxable on you.

CAPITALIZATION

   The following table sets forth the capitalization of the Surviving Series and each Merging Series, and on a pro forma basis for the combined Surviving Series as of December 31, 2003, giving effect to the proposed acquisition of net assets of each Merging Series at net asset value.


                                         SURVIVING            PHOENIX-           PHOENIX-MFS         PRO FORMA
                                          SERIES         ALLIANCE/BERNSTEIN       INVESTORS          COMBINED
                                          ------          GROWTH + VALUE        TRUST SERIES          SERIES
                                                               SERIES           ------------          ------
                                                               ------
Net assets                             $107,717,811         $ 9,345,902         $   7,498,519      $124,562,232
Net asset value per share              $      11.06         $     10.01         $       10.00      $      11.06
Shares outstanding                        9,742,784             933,312               749,672        11,265,788

   The table set forth above should not be relied on to determine the number of Surviving Series shares to be received in the reorganizations. The actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Merging Series and the Surviving Series at the time of the reorganization.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

   The following discussion is a summary of some of the more significant similarities and differences in the investment objectives, policies and restrictions of the Surviving Series and each Merging Series. The discussion below is qualified in its entirety by the discussion elsewhere in this Prospectus/Proxy Statement, and in the Trust's Prospectus and Statement of Additional Information.

INVESTMENT OBJECTIVES AND POLICIES

   The investment objectives of the Surviving Series and each Merging Series are similar. The investment objectives of the Surviving Series and each Merging Series are "fundamental policies" which may not be changed without the approval of the holders of at least a "majority of the outstanding voting shares" of the Trust. A majority of the outstanding voting shares is defined in the 1940 Act as the lesser of (a) the vote of the holders of 67% or more of the outstanding voting shares of the Series present in person or by proxy, if the holders of more than 50% of the outstanding voting shares of that Series are present in person or by proxy, or represented by proxy, or (b) the vote of the holders of more than 50% of the outstanding voting shares of the Series.

   The principal investment strategies of the Surviving Series are also similar to the principal investment strategies of the Merging Series.


THE SURVIVING SERIES - PHOENIX-OAKHURST GROWTH AND INCOME SERIES

------------------------------------------------------------ ---------------------------------------------------------
Investment Objective                                         Dividend growth, current income and capital
                                                             appreciation.
------------------------------------------------------------ ---------------------------------------------------------
Principal Investment Strategies                              o The Series will invest in equity securities, primarily
                                                               common stocks. Under normal circumstances, the Series
                                                               will invest at least 65% of its assets in equity
                                                               securities.

                                                             o The Series invests in a diversified portfolio of
                                                               securities of primarily U.S. companies. The Series is
                                                               designed to invest in equity securities. Under normal
                                                               circumstances, the Series intends to be "fully
                                                               invested" and will attempt to limit its holdings of
                                                               cash and short-term investments to not more than 2% of
                                                               its assets.

                                                             o The  Series  seeks to  outperform  the S&P 500(R)
                                                               Index (S&P 500) in total return and dividend yield.
                                                               The S&P 500 total return can be negative. When this
                                                               happens, the Series may outperform the S&P 500 but
                                                               still have a negative return. In that case the value
                                                               of the shares would likely decline rather than
                                                               increase. The Series may also fail to outperform the
                                                               S&P 500.

                                                             o The advisor uses a quantitative  value strategy that
                                                               selects equity securities primarily from among the
                                                               1,500 largest companies traded in the United States
                                                               based on value criteria such as price to earnings,
                                                               sales and cash flows and growth criteria such as
                                                               earnings per share. This strategy emphasizes
                                                               securities of companies relatively undervalued to the
                                                               market in general and with improving fundamentals.

                                                             o The Series may invest up to 20% of its assets in
                                                               securities of foreign (non-U.S.) issuers. However,
                                                               under normal circumstances, the Series will not invest
                                                               more than 10% of its total assets in securities of
                                                               foreign issuers.
------------------------------------------------------------ ---------------------------------------------------------

MERGING SERIES - PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

------------------------------------------------------------ ---------------------------------------------------------
Investment Objective                                         Long term capital growth.
------------------------------------------------------------ ---------------------------------------------------------
Principal Investment Strategies                              o The Series will invest primarily in common stocks of
                                                               large capitalization U.S. companies included in the
                                                               Russell 1000(R) Index ("Russell 1000"). The Russell
                                                               1000 is a market capitalization-weighted index that
                                                               measures the performance of the 1,000 largest U.S.
                                                               companies.

                                                             o Normally, about 60-105 companies will be represented
                                                               in the Series, with 25-35 companies primarily from the
                                                               Russell 1000(R) Growth Index ("Growth Index")
                                                               constituting approximately 50% of the Series assets,
                                                               and 40-70 companies primarily from the Russell
                                                               1000(R)Value Index ("Value Index") constituting the
                                                               remainder of the Series assets. Daily cash flows will
                                                               be divided between the two portfolio segments for
                                                               purposes of maintaining the targeted 50%/50%
                                                               allocation between growth and value stocks. While it
                                                               is not expected that the allocation of assets between
                                                               the Series' growth and value assets will deviate more
                                                               than 10% from the target allocation, it is possible
                                                               that this deviation may be higher due to factors such
                                                               as market fluctuation, economic conditions, corporate
                                                               transactions and declaration of dividends. In the
                                                               event the allocation of the Series' assets between
                                                               growth and value stocks differs by more than 10% from
                                                               the target 50%/50% allocation, the subadvisor will
                                                               rebalance each portfolio segment's assets in order to
                                                               maintain the target allocation. As a result, assets
                                                               may be allocated from the portfolio segment that has
                                                               appreciated more or depreciated less to the other.
                                                               Rebalancing will entail transaction costs which over
                                                               time may be significant.

                                                             o The Growth Index measures the performance of the
                                                               Russell 1000 companies with higher price-to-book
                                                               ratios and higher forecasted growth values. The Value
                                                               Index measures the performance of the Russell 1000
                                                               companies with lower price-to-book ratios and lower
                                                               forecasted growth values. This combination of growth
                                                               stocks and value stocks is intended to enhance
                                                               performance of the Series over time, and reduce the
                                                               Series' overall risk in comparison to funds which
                                                               invest exclusively in growth or value stocks. During
                                                               particular periods, the Series may outperform or
                                                               underperform funds which invest exclusively in growth
                                                               or in value stocks.

                                                             o The subadvisor's investment strategy for the portion
                                                               of the Series assets invested in growth stocks
                                                               emphasizes stock selection. The subadvisor relies
                                                               heavily upon the fundamental analysis and rigorous
                                                               research of its internal research staff. The
                                                               subadvisor
------------------------------------------------------------ ---------------------------------------------------------

                                                         16

------------------------------------------------------------ ---------------------------------------------------------
                                                               selects investments based on strong management,
                                                               superior industry positions, excellent balance sheets
                                                               and superior earnings growth; where all of these
                                                               strengths have not been reflected in the company's
                                                               stock price. In managing the series, the subadvisor
                                                               seeks to take advantage of market volatility. During
                                                               market declines, the subadvisor will add to positions,
                                                               causing the Series to become somewhat more aggressive.
                                                               Conversely, in rising markets, the subadvisor will
                                                               trim or eliminate positions and as a result the series
                                                               will become more conservative. As of December 31,
                                                               2003, the market capitalization range for the Series
                                                               equity securities was $2.2 billion to $311 billion.

                                                             o The subadvisor's method of selecting the investments
                                                               for the portion of the Series' assets invested in
                                                               value stocks is to measure each stock's long-term
                                                               expected return by comparing the price of the security
                                                               to the company's long-term cash flows. The subadvisor
                                                               will only purchase those stocks that it has
                                                               above-average confidence in the reliability of its
                                                               analysts' forecasts. The subadvisor may delay its
                                                               purchase of securities if recent weakness in the stock
                                                               or negative earnings revisions by analysts indicate
                                                               that the stock price is likely to decline in the near
                                                               future, and it may delay its sale of securities if
                                                               recent strength in the stock or upward earnings
                                                               revisions indicate the stock is likely to rise soon.
                                                               The subadvisor will control risk within the value
                                                               portion of the Series by reviewing whether there is
                                                               undue portfolio exposure to industry sector and other
                                                               risk factors. The subadvisor will take more risk when
                                                               unusually large value distortions within the value
                                                               realm create unusually large opportunities to add
                                                               returns, and it will take less risk when the
                                                               opportunities are limited.

                                                             o In addition to investing in equity securities, the
                                                               Series also may:

                                                               - invest up to 20% of the growth portion of its net
                                                               assets in convertible securities;
                                                               - invest up to 5% of the growth portion of its net
                                                               assets in rights or warrants;
                                                               - invest up to 15% of its total assets in foreign
                                                               securities (For these purposes, a foreign security is
                                                               a security issued by a non-U.S. company, which is
                                                               defined as a company that: (i) is organized outside
                                                               the United States; (ii) has its principal place of
                                                               business outside the United States; and (iii) issues
                                                               securities traded principally in a foreign country.
                                                               Companies that do not fall within the definition of a
                                                               non-U.S. company would be considered a U.S. company
                                                               and therefore not subject to the above limitation on
                                                               foreign securities. American Depositary Receipts are
                                                               not considered foreign securities for
------------------------------------------------------------ ---------------------------------------------------------

                                                         17

------------------------------------------------------------ ---------------------------------------------------------
                                                               purposes of the 15% limitation set forth above and may
                                                               be purchased by the series.); and
                                                               - purchase and sell exchange-traded index options and
                                                               stock index futures contracts, write covered
                                                               exchange-traded call options on its securities up to
                                                               15% of the growth portion of its total assets, and
                                                               purchase exchange-traded call and put options on common
                                                               stocks up to, for all options, 10% of the growth portion
                                                               of its total assets.

                                                             o The subadvisor's portfolio selection method may
                                                               result in a higher portfolio turnover rate. High
                                                               portfolio turnover rates may increase costs to the
                                                               Series, may negatively affect fund performance.

------------------------------------------------------------ ---------------------------------------------------------

MERGING SERIES - PHOENIX-MFS INVESTORS TRUST SERIES

------------------------------------------------------------ ---------------------------------------------------------
Investment Objective                                         Long-term growth of capital; to provide reasonable
                                                             current income
------------------------------------------------------------ ---------------------------------------------------------
Principal Investment Strategies                              o The Series invests, under normal market conditions,
                                                               at least 65% of its assets in common stocks and
                                                               related securities, such as preferred stocks,
                                                               convertible securities and depositary receipts for
                                                               those securities. These securities may be listed on a
                                                               securities exchange or traded in the over-the-counter
                                                               markets.

                                                             o While the Series may invest in companies of any
                                                               size, the Series generally focuses on companies with
                                                               larger market capitalizations that the subadvisor
                                                               believes have sustainable growth prospects and
                                                               attractive valuations based on current and expected
                                                               earnings or cash flow.

                                                             o The Series will also seek to generate gross income
                                                               equal to approximately 90% of the dividend yield on
                                                               the S&P 500 Index.

                                                             o The subadvisor uses a bottom-up, as opposed to a
                                                               top-down, investment style in managing the Series.
                                                               This means that securities are selected based upon
                                                               fundamental analysis (such as an analysis of earnings,
                                                               cash flows, competitive position and management's
                                                               abilities) performed by the Series' portfolio manager
                                                               and the subadvisor's large group of equity research
                                                               analysts.

                                                             o The Series may invest up to 20% of its assets in
                                                               foreign equity securities, through which it may have
                                                               exposure in foreign currencies.

------------------------------------------------------------ ---------------------------------------------------------

CERTAIN INVESTMENT RESTRICTIONS

   Each Series is subject to identical investment restrictions that restrict the scope of their investments. These investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting shares" of the Series (as that term is defined in the 1940 Act).

   None of the Series' may:

    (1) with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Series' total assets, taken at market value, to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Series;

    (2) purchase securities in a given industry if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities);

    (3) issue senior securities in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed prohibited by this restriction;

    (4) borrow money, except (i) in amounts not to exceed one third of the value of the Series' total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options, and (c) short-term credits extended in connection with trade clearances and settlement shall not constitute borrowing;

    (5) underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Series may be deemed to be an underwriter under the applicable law;

    (6) purchase or sell real estate, except that a Series may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, or (iv) hold and sell real estate acquired by the Series as a result of the ownership of securities;

    (7)  make loans, except that a Series may (i) lend portfolio securities,
         (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies; and/or

    (8) purchase or sell commodities or commodity contracts, except a Series may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indices, interest rates, securities, currencies and physical commodities).

   If any percentage restriction described above for the Series is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Series' assets will not constitute a violation of the restriction.

               COMPARATIVE INFORMATION ON PURCHASES AND EXCHANGES

   The shares of the Trust are not directly offered to the public. Shares of the Trust are currently offered to certain separate accounts to fund variable accumulation annuity contracts or variable life insurance policies (collectively, "Contracts") issued by Phoenix Life Insurance Company, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC") (collectively, "Phoenix"). Investments in the Trust may occur only by purchasing a variable product contract and directing the allocation of your purchase payment(s) to the subaccount(s) corresponding to a Series. The subaccounts, in turn, invest in shares of the Trust. Not all Series may be offered through a particular Contract.

   Phoenix Equity Planning Corporation ("PEPCO") is an indirect subsidiary of The Phoenix Companies, Inc. ("PNX"). PNX is the parent company of PLIC. PEPCO is also a broker-dealer registered with relevant regulators, and serves as national distributor of variable products issued by these entities. Contracts may be purchased through broker-dealers registered with applicable regulatory authorities and who have entered into a sales agreement with PEPCO. Sales commissions will be paid to registered representatives based on the amount of premiums received in connection with the sale of variable products, subject to governing law. PLIC and its insurance company affiliates also pay commissions to PEPCO based on the amount of premiums received in connection with the sale of variable products, subject to governing law.

            COMPARATIVE INFORMATION ON DISTRIBUTIONS AND REDEMPTIONS

   Each Series offers the same distributions and redemptions. The Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-Oakhurst Growth and Income Series distribute net investment income quarterly and Phoenix-MFS Investors Trust Series distributes net investment income semiannually. Each Series distributes net realized capital gains, if any, at least annually. All dividends and distributions with respect to the shares of the Merging Series and the Surviving Series are paid in additional shares of the respective Series. The number of shares received in connection with any reinvestment of dividends will be based upon the net asset value per share of the applicable Series in effect on the record date. Each Series currently offers shareholders identical exchange privileges. Shareholders of each Series may exchange their shares for shares of a corresponding Series of the Trust.

   Shares of the Surviving Series and each Merging Series may be redeemed at a redemption price equal to the net asset value of the shares as next determined following the receipt of a redemption order and any other required documentation in proper form. Payment of redemption proceeds for redeemed shares are generally made within seven days after receipt of a redemption request in proper form and documentation, provided that each check used for purchases of shares has been cleared for payment.

   Because each Series offers the same distribution and redemption services, after the closing, the same services will continue to be available to the shareholders of each Merging Series but in their capacity as shareholders of the Surviving Series.

                  COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

   The following is a summary of certain provisions of the Amended Declaration of Trust of each Merging Series and the Surviving Series.

FORM OF ORGANIZATION

   Each Series is a Series of The Phoenix Edge Series Fund, a business trust organized under the laws of the Commonwealth of Massachusetts, pursuant to a Declaration of Trust dated February 18, 1986, as amended. The operations of these Series are governed by the Declaration of Trust and by Massachusetts law. The shares of the Trust are registered with the SEC as an open-end management investment company and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder. The Trustees may generally authorize mergers, consolidations, share exchanges and reorganizations of a new Series or of each respective Series with another Series or other business organization.

SHARES

   The Declaration of Trust authorizes the Trustees to create an unlimited number of Series. The Trust currently has thirty-two Series outstanding. The Trust may also organize other series in the future. When issued, the shares are fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by the Trustees, and are freely transferable. The assets and proceeds received by the Trust from the issue or sale of shares of a Series are allocated to that Series and constitute the rights of that Series, subject only to the rights of creditors. Any underlying assets of a Series are required to be segregated on the books of account of the Trust. These assets are to be used to pay the expenses of the Series as well as a share of the general expenses of the Trust.

MEETINGS

   The Trustees or President of the Trust may call shareholder meetings as necessary. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Trustee shall be called by the Trustees or upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote.

SHAREHOLDER LIABILITY

   Unlike the stockholders of a corporation, under certain circumstances shareholders of a business trust may be held personally liable for the debts, claims or other obligations of a business trust. However, the Declaration of Trust limits shareholder liability. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust. The Declaration of Trust provides for indemnification for any shareholder and any former shareholder who is exposed to liability by reason of a claim or demand relating to such person being a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

LIABILITY OF TRUSTEES

   The Declaration of Trust provides that the Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a Trustee against such claims. The Trust may also advance payments to a Trustee in connection with indemnification.

LIQUIDATION OR DISSOLUTION

   In the event of the liquidation or dissolution of any Series, the Trustees shall distribute the assets of the Series to the shareholders, according to their respective rights, after accounting for the liabilities of the Trust.

                                   FISCAL YEAR

   The Series each operate on a fiscal year that ends December 31.

                     MANAGEMENT AND OTHER SERVICE PROVIDERS

   Responsibility for the overall supervision of all Series rests with Trustees.

   PIC is the investment advisor to the Surviving Series and is responsible for the day-to-day portfolio management. Steven L. Colton and Dong Zhang are the portfolio managers for the Surviving Series.

   PVA is the investment advisor to each of the Merging Series. PVA has entered into subadvisory agreements with Alliance and MFS to provide day-to-day portfolio management.

   PEPCO serves as financial agent of each Series and, as such, performs administrative, bookkeeping and pricing functions.

   State Street Bank and Trust Company serves as the custodian for each Merging Series and the Surviving Series.

   PricewaterhouseCoopers LLP serves as independent registered public accountants for each Series.

                               VOTING INFORMATION

QUORUM AND VOTING REQUIREMENTS

   This Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Series in connection with the solicitation by the Board of Trustees of the Trust of proxies to be used at the meeting. Shareholders of record of Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series at the close of business on July 20, 2004 ("Record Date") own _________ shares and ___________ shares, respectively. Each share will be entitled to vote at the meeting or at any adjournment(s) thereof. Each of the above shares is entitled to one vote, with proportionate voting for fractional shares. The record owners of the shares of each separate Series of the Trust include the Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account and the PHLVIC Variable Universal Life Account (collectively, the "VUL Accounts"), which fund variable life insurance policies, and the Phoenix Life Variable Accumulation Account and the PHL Variable Accumulation Account (collectively, the "VA Accounts"), which fund variable annuity contracts.

   Each shareholder of record at the close of business on the Record Date is entitled to a notice of the meeting and will be asked to instruct Phoenix how to vote at the Special Meeting or any adjourned or postponed session. No shareholder, to the Trust's knowledge, owns Contracts which are funded by more than five percent of the outstanding voting shares of the Trust or of any Series. The number of votes with respect to which each shareholder will be entitled to instruct Phoenix will be determined by applying the shareholder's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which a shareholder may provide instructions will be determined as of the Record Date.

   In accordance with its view of applicable law, Phoenix will vote the shares of the respective Merging Series for which Phoenix receives voting instructions from shareholders in accordance with those instructions. Phoenix will vote shares for which it has not received timely voting instructions from shareholders and any shares held by Phoenix or its affiliates for their own accounts in the same proportion as the shares for which shareholders have provided voting instructions to Phoenix.

   In addition to the proxy solicitation by mail, officers and regular employees of Phoenix or one of its affiliates may solicit voting instructions personally, by telephone or telegram. Phoenix will, upon request, reimburse banks, brokers, fiduciaries and nominees for their reasonable expenses in sending proxy materials. The cost of solicitation of voting instructions will be borne indirectly by PLIC. You can provide voting instructions in any one of four ways:

     o   THROUGH THE INTERNET - www.proxyweb.com

     o   BY TELEPHONE - 800-690-6903

     o BY MAIL - using the enclosed Voting Instructions Card(s) and postage paid envelope

     o   IN PERSON - at the Special Meeting

   Proxies executed by shareholders may be revoked at any time before they are exercised by a written revocation received by the Secretary of the Trust, by properly executing a later-dated proxy (in writing, or by telephone or by the Internet) or by attending the meeting and voting in person.

   We encourage you to vote by telephone or Internet; have your proxy card in hand, and call the number or go to the Web Site and follow the instructions given there. These voting methods will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

   As of the Record Date, Phoenix owned ____________ shares of the Phoenix-Alliance/Bernstein Growth + Value Series, ____________ shares of the Phoenix-MFS Investors Trust Series and shares of the Surviving Series. No one policyholder owns beneficially of record 5% or more of the outstanding shares of the Merging Series, Surviving Series, or the combined Surviving Series assuming consummation of the reorganizations, based on holdings and total shares of July 20, 2004. As of the Record Date, less than 1% of the outstanding shares of beneficial interest of either Series were held of record or beneficially owned under a contract or policy by the Trustees or nominees for election as Trustee and by the executive officers of the Trust, as a group.

   A COPY OF THE TRUST'S MOST RECENT ANNUAL REPORT, DATED DECEMBER 31, 2003 HAS BEEN FURNISHED TO SHAREHOLDERS. THE TRUST WILL FURNISH WITHOUT CHARGE, TO ANY SHAREHOLDER, UPON REQUEST, A COPY OF THE 2003 ANNUAL REPORT. SUCH REQUESTS MAY BE DIRECTED TO PHOENIX VARIABLE PRODUCTS OPERATIONS, P.O. BOX 8027, BOSTON, MA 02266-8027. SHAREHOLDERS MAY ALSO CALL TOLL-FREE AT 800-541-0171.

   The Board knows of no business, other than that mentioned in the Notice of Special Meeting, that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named on the enclosed Voting Instructions Card(s) to vote in accordance with their best judgment.

   A majority of the outstanding voting shares of a Series entitled to vote shall constitute a quorum for the meeting. The affirmative vote of a majority of the outstanding voting securities of the Trust (i.e., the lesser of (i) 67% or more of the eligible votes of the respective Merging Series represented at the meeting if more than 50% of the eligible votes of the respective Merging Series are present in person or by proxy or (ii) more than 50% of the eligible votes of the respective Merging Series) must approve the herein contemplated mergers. For purposes of determining the presence of a quorum for transacting business at the meeting and for determining whether sufficient votes have been received for approval of the proposal to be acted upon at the meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the respective Merging Series in obtaining a quorum, but both have the practical effect of a "no" vote for purposes of obtaining the requisite vote for approval of the proposal.

   If either (a) a quorum is not present at the meeting or (b) a quorum is present but sufficient votes in favor of the reorganization proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the meeting without further notice to shareholders to permit further solicitation of proxies provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders. The persons named as proxies will vote those proxies that such persons are required to vote FOR the reorganization proposals in favor of such an adjournment and will vote those proxies required to be voted AGAINST the reorganization proposals against such adjournment.

   The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken unless a new record date of the adjourned meeting is fixed or unless the adjournment is for more than sixty (60) days from the date set for the original meeting, in which case the Trustees shall set a new record date. Notice of any such adjourned meeting shall be given to each shareholder of record entitled to vote at the adjourned meeting. At any adjourned meeting, the Trust may transact any business which might have been transacted at the original meeting.

   The individuals named as proxies on the enclosed voting instructions card will vote in accordance with the shareholder's direction, as indicated thereon, if the voting instruction card is received and is properly executed. If the shareholder properly executes a voting instruction card and gives no voting instructions with respect to the reorganization proposal, the shares will be voted in favor of the reorganization proposal. The individuals named as proxies on the enclosed voting instruction cards, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board of Trustees of the Trust are not aware of any other matters to come before the meeting.

   Approval of the Phoenix-Alliance/Bernstein Growth + Value Series reorganization proposal by the shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series is a condition of the consummation of the reorganization. If the reorganization is not approved, the Phoenix-Alliance/Bernstein Growth + Value Series will continue as a Series of the Trust and the Board of Trustees may consider other alternatives in the best interests of the shareholders of the Phoenix-Alliance/Bernstein Growth + Value Series.

   Approval of the Phoenix-MFS Investors Trust Series reorganization proposal by the shareholders of the Phoenix-MFS Investors Trust Series is a condition of the consummation of the reorganization. If the reorganization is not approved, the Phoenix-MFS Investors Trust Series will continue as a Series of the Trust and the Board of Trustees may consider other alternatives in the best interests of the shareholders of the Phoenix-MFS Investors Trust Series.

REVOCATION OF PROXIES

   Any shareholder who has given an instruction card has the right to revoke the proxy any time prior to its exercise:

     o by written notice of the instruction card's revocation to the Secretary of the Trust at the above address prior to the meeting;

     o by the subsequent execution and return of another instruction card prior to the meeting;

     o by use of any electronic, telephonic or other alternative means authorized by the Trustees for authorizing the proxy to act; or

     o by being present and voting in person at the meeting and giving oral notice of revocation to the Chairman of the meeting.

NO APPRAISAL RIGHTS

   The staff of the SEC has taken the position that any rights to appraisal arising under state law are preempted by the provisions of the 1940 Act and Rule 22c-1 thereunder, which generally requires that shares of a registered open-end investment company be valued at their next determined net asset value.

SOLICITATION OF PROXIES

   In addition to solicitation of proxies by mail, officers and employees of PLIC or its affiliates, may solicit proxies personally or by telephone or telegram. PLIC or other representatives of the Trust may also use one or more proxy solicitation firms to assist with the mailing and tabulation effort and any special personal solicitation of instruction cards. Banks, brokers, fiduciaries and nominees will, upon request, be reimbursed by PLIC for their reasonable expenses in sending proxy material to be beneficial owners of shares of a Merging Series. The cost of the solicitation of proxies will be borne by PLIC.

   If a shareholder wishes to participate in the meeting, but does not wish to authorize the execution of an instruction card by telephone or Internet, the shareholder may still submit the instruction card form included with this proxy statement or attend the meeting in person.

   THE BOARD OF TRUSTEES OF THE TRUST, INCLUDING THE INDEPENDENT TRUSTEES OF THE TRUST, RECOMMEND YOU APPROVE EACH AGREEMENT AND PLAN OF REORGANIZATION.

   WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE RESPOND PROMPTLY BY INTERNET, TELEPHONE OR RETURNING THE VOTING INSTRUCTIONS CARD IN THE POSTAGE-PAID RETURN ENVELOPE.

                     ADDITIONAL INFORMATION ABOUT THE SERIES

   Additional information about the Series is included in the Trust's Prospectus, as supplemented and the Statement of Additional Information, as supplemented dated May 1, 2004 (Registration No. 033-05033), which has been filed with the SEC and is incorporated by reference herein. A copy of the Prospectus for the Trust and Statement of Additional Information may be obtained without charge by contacting Phoenix Variable Products Mail Operations, P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling toll-free at 1-800-541-0171.

                                  MISCELLANEOUS

AVAILABLE INFORMATION

   Each Series and the Trust are each registered under the 1940 Act and are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and, in accordance therewith, file reports, proxy materials, and other information with the SEC. Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the SEC at 202-942-8090. Reports and other information about the Trust are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC Reference Section, Washington, D.C. 20549-0102.

PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2003

   The following table compares investment performance for each Series for the period ending December 31, 2003 and compares the same against relevant benchmarks. The Series' past performance is not necessarily an indication of how the Series will perform in the future. The Series performance does not reflect insurance contract expenses. If these expenses were included, the Series' performance would be lower.

Average Annual Total Returns (for the period          1 Year       5 Year        Life of the Series      Inception Date
ending December 31, 2003)(1)                          ------       ------        ------------------      --------------

Surviving Series
o   Phoenix-Oakhurst Growth and Income Series         27.46%       (0.18%)             3.08%                03/02/98
o   S&P 500(R) Index(2)                               28.71%       (0.57%)             2.52%                03/02/98

Merging Series

o   Phoenix-Alliance/Bernstein Growth + Value Series  26.06%          -                0.51%                10/29/01
o   Russell 1000(R) Index(3)                          29.89%          -                4.00%                10/29/01
o   S&P 500(R) Index(2)                               28.71%          -                3.19%                10/29/01
o   Phoenix-MFS Investors Trust Series                22.56%          -                0.55%                10/29/01
o   S&P 500(R) Index(2)                               28.71%          -                3.19%                10/29/01










------------------------
(1) The Series' average annual return in this table do not reflect the deduction of any separate account or contract changes. The returns would have been less than those shown if such changes were deducted.

(2) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance.

(3) The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest U.S. companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

     The indexes are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

   GROWTH OF $10,000(1)     (PERIOD ENDING DECEMBER 31, 2003)

    Year             Phoenix-Oakhurst Growth
    ----                and Income Series           S&P 500(R) Index(3)
                        -----------------           -------------------
  03/02/98                   $10,000                      $10,000
  12/31/98                   $12,045                      $11,895
  12/31/99                   $14,093                      $14,409
  12/31/00                   $13,162                      $13,086
  12/31/01                   $12,087                      $11,532
  12/31/02                    $9,366                       $8,983
  12/31/03                   $11,938                      $11,562

    Year           Phoenix-Alliance/Bernstein
    ----              Growth + Value Series         S&P 500(R) Index(3)           Russell 1000(R) Index(2)
                      ---------------------         -------------------           ------------------------
  10/29/01                   $10,000                      $10,000                          $10,000
  12/31/01                   $10,703                      $10,677                          $10,701
  12/31/02                    $8,020                       $8,317                           $8,384
  12/31/03                   $10,110                      $10,705                          $10,890

    Year                   Phoenix-MFS
    ----             Investors Trust Series         S&P 500(R) Index(3)
                     ----------------------         -------------------
  10/29/01                   $10,000                      $10,000
  12/31/01                   $10,425                      $10,677
  12/31/02                    $8,257                       $8,317
  12/31/03                   $10,120                      $10,705

SECTOR WEIGHTINGS (as a percentage of equity holdings as of December 31, 2003)

                              Phoenix-Alliance/Bernstein     Phoenix-MFS Investors       Phoenix-Oakhurst Growth and
Sector                          Growth + Value Series            Trust Series                   Income Series
------                          ---------------------            ------------                   -------------
Consumer Discretionary        $   1,172,201     12.99%      $   1,061,439     14.66%     $   12,340,540     11.60%
Consumer Staples              $     608,336      6.74%      $     692,736      9.57%     $    6,042,427      5.68%
Energy                        $     312,952      3.47%      $     498,377      6.88%     $    8,704,189      8.18%
Financials                    $   2,454,418     27.19%      $   1,482,615     20.47%     $   25,381,729     23.87%
Health Care                   $   1,175,603     13.03%      $   1,114,661     15.39%     $   14,747,824     13.87%
Industrials                   $     835,750      9.26%      $     790,616     10.92%     $    8,158,962      7.67%
Information Technology        $   1,848,447     20.48%      $   1,032,049     14.25%     $   21,292,662     20.02%
Materials                     $     171,172      1.90%      $     216,496      2.99%     $      985,946      0.93%
Telecommunication Services    $      88,986      0.99%      $     176,545      2.44%     $    5,530,441      5.20%
Utilities                     $     357,679      3.95%      $     176,248      2.43%     $    3,163,940      2.98%

Sum of Equity Holdings        $   9,025,544    100.00%      $   7,241,782    100.00%     $  106,348,660    100.00%

------------------------
(1) This chart assumes an initial investment of $10,000 made on the inception dates noted in the tables above. Performance assumes dividends and capital gains are reinvested.
(2) The Russell 1000(R) Index is a market capitalization-weighted index of the 1,000 largest U.S. companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is not available for direct investments.
(3) The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance. The index is not available for direct investments.

ASSET MIX (as a percentage of total net assets as of December 31, 2003)

                                         Merging Series               Merging Series           Surviving Series
                                   Phoenix-Alliance/Bernstein     Phoenix-MFS Investors        Phoenix-Oakhurst
Asset Mix                             Growth + Value Series            Trust Series        Growth and Income Series
---------                             ---------------------            ------------        ------------------------
Foreign Preferred Stock                       0.00%                        0.37%                    0.00%
Common Stock                                 92.50%                       88.58%                   96.99%
Foreign Common Stock                          4.07%                        8.00%                    1.74%
Short Term Obligations                        3.12%                        4.67%                    1.44%
Other assets and liabilities, net             0.31%                       (1.62)%                  (0.17)%

Total Net Assets                            100.00%                      100.00%                  100.00%

TEN LARGEST EQUITY HOLDINGS (as a percentage of total net assets as of December 31, 2003)

        Merging Series                        Merging Series                          Surviving Series
  Phoenix-Alliance/Bernstein              Phoenix-MFS Investors                 Phoenix-Oakhurst Growth and
    Growth + Value Series                      Trust Series                            Income Series
    ---------------------                      ------------                            -------------
Pfizer, Inc.               4.2%       Microsoft Corp.            3.8%        Exxon Mobil Corp.           3.5%
Citigroup, Inc.            3.7%       Citigroup, Inc.            3.4%        Microsoft Corp.             3.4%
Comcast Corp. Class A      3.1%       General Electric Co.       2.9%        Intel Corp.                 3.2%
Microsoft Corp.            3.1%       Exxon Mobil Corp.          2.7%        Citigroup, Inc.             2.9%
Dell, Inc.                 3.1%       Cisco Systems, Inc.        2.5%        Cisco Systems, Inc.         2.4%
General Electric Co.       2.9%       Wells Fargo & Co.          2.4%        Bank of America Corp.       2.4%
Fannie Mae                 2.8%       Johnson & Johnson          2.4%        Bristol-Myers Squibb Co.    2.1%
MBNA Corp.                 2.5%       International Business     2.1%        Pfizer, Inc.                2.1%
                                      Machines Corp.

Wall-Mart Stores, Inc.     2.4%       Fannie Mae                 2.1%        J.P. Morgan Chase & Co.     2.0%
Intel Corp.                2.4%       Altria Group, Inc.         1.9%        ChevronTexaco Corp.         2.0%

LEGAL MATTERS

   Matthew A. Swendiman, Counsel for PLIC and Assistant Secretary to the Trust, has passed upon certain legal matters in connection with the issuance of the shares of the Surviving Series.

ADDITIONAL FINANCIAL INFORMATION

   The table below presents certain financial information for the Surviving Series. The financial highlights for each year ended December 31 are derived from the Surviving Series' audited financial statements for that year. The data should be read in conjunction with the audited financial statements and related notes, which are incorporated by reference to the Statement of Additional Information related to this Prospectus/Proxy Statement. The financial statements for the Surviving Series for prior periods are contained in the Surviving Series' Annual Report to Shareholders, which are incorporated by reference in the Statement of Additional Information related to this Prospectus Proxy/Statement.

FINANCIAL HIGHLIGHTS (UNAUDITED)
(SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

   The financial highlights table is intended to help you understand the Phoenix-Oakhurst Growth and Income Series' financial performance through the periods indicated. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Series (assuming, reinvestment of all dividends and distributions). These figures do not include the imposition of separate account fees and expenses. This information has been audited by PricewaterhouseCoopers LLP. The Report of Independent Auditors and the Series' financial statements are included in the December 31, 2003 Annual Report and are incorporated by reference in the Statement of Additional Information.

                                SURVIVING SERIES

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIODS)

                                                                           YEAR ENDED DECEMBER 31,
                                                                           -----------------------
                                                     2003            2002           2001            2000            1999
                                                     ----            ----           ----            ----            ----

Net asset value, beginning of period              $    8.77       $  11.42       $  12.52        $  13.53        $  11.99
Income from investment operations
     Net investment income (loss)                      0.11           0.08           0.08            0.07            0.07
     Net realized and unrealized gain (loss)           2.29          (2.65)         (1.09)          (0.96)           1.97
                                                       ----           ----           ----            ----            ----
         Total from investment operations              2.40          (2.57)         (1.01)          (0.89)           2.04
                                                       ----           ----           ----            ----            ----

Less Distributions
     Dividends from net investment income             (0.11)         (0.08)         (0.06)          (0.07)          (0.07)
     Distributions from net realized gains             -               -            (0.03)          (0.05)          (0.16)
     Tax return of capital                             -               -              -               -             (0.27)
                                                       ----           ----           ----            ----            ----
         Total distributions                          (0.11)         (0.08)         (0.09)          (0.12)          (0.50)
                                                       ----           ----           ----            ----            ----
Change in net asset value                              2.29          (2.65)         (1.10)          (1.01)           1.54
                                                       ----           ----           ----            ----            ----
Net asset value, end of period                    $   11.06       $   8.77       $  11.42        $  12.52        $  13.53
                                                       ====           ====           ====            ====            ====
Total return                                          27.46%        (22.51)%        (8.17)%         (6.61)%         17.00%

Ratios/supplemental data:
     Net assets, end of period (thousands)        $ 107,718       $ 80,824       $115,740        $112,489        $101,834
Ratio to average net assets of:
     Operating expenses(1)                             0.95%(2)       0.93%(2)       0.85%(2)        0.85%           0.85%
     Net investment income                             1.18%          0.79%          0.65%           0.54%           0.71%
Portfolio turnover                                       55%            60%            29%             53%             52%


----------------------
(1) If the investment adviser has not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.01%, 0.95%, 0.93%, 0.94% and 1.01% for the periods ended December 31, 2003,
     2002, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

FUTURE SHAREHOLDER MEETINGS

   As a Massachusetts business trust, the Trust does not hold shareholder meetings, unless required by the 1940 Act. There will be a Special Meeting of the Phoenix-Lazard U.S. Multi-Cap Series Shareholders September 14, 2004; a Special Meeting of the Phoenix-MFS Value Series Shareholders September 14, 2004 and a Special Meeting of Phoenix-Sanford Bernstein Global Value Series Shareholders September 14, 2004 to consider proposals to approve other Agreements and Plans of Reorganization. Other than those meetings, the Trust does not anticipate holding a meeting of shareholders of the Series in 2004. Shareholders who wish to present a proposal for action at the next meeting should submit the proposal to:

         Richard J. Wirth
         Secretary, The Phoenix Edge Series Fund
         c/o Phoenix Life Insurance Company
         One American Row
         PO Box 5056
         Hartford, CT 06102-5056

   Proposals must be received a reasonable time prior to the date of the shareholder meeting to be considered for inclusion in the proxy materials for the meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be submitted for consideration by shareholders.

                                 OTHER BUSINESS

   The Board of Trustees of the Trust knows of no business to be brought before the Special Meeting other than the matters set forth in this Prospectus/Proxy Statement. Should any other matter requiring a vote of the Merging Series' shareholders arise, however, the proxies will vote thereon according to their best judgment in the interests of the Merging Series and the shareholders of the Merging Series.

                                              By Order of the Board of Trustees,

                                              RICHARD J. WIRTH
                                              Secretary

Hartford, Connecticut
______________, 2004

                                                                      APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __ day of __________, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-Alliance/Bernstein Growth + Value Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust, have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES, THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be September 17, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Merging Series Custodian to the custodian for the Surviving Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operation unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date to the Secretary of the Surviving Series, or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:

         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets; the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Merging Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Merging Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers, LLP ("PwC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:

         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Surviving Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Surviving Series is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust on behalf of the Surviving Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PwC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series on or before the Closing Date;

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3 The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Trust's Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Trust may waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott, Will & Emery, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for Federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott, Will & Emery shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, Hartford, CT 06102-5056, Attn:
Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Surviving Series, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES

     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-OAKHURST GROWTH AND INCOME SERIES

     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ___________, 2004, by and between The Phoenix Edge Series Fund, a Massachusetts business trust (the "Trust"), with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series"), a separate series of the Trust, and the Trust, on behalf of the Phoenix-MFS Investors Trust Series (the "Merging Series"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Merging Series to the Surviving Series in exchange solely for voting shares of beneficial interest of the Surviving Series (the "Surviving Series Shares"), the assumption by the Surviving Series of all liabilities of the Merging Series, and the distribution of the Surviving Series Shares to the shareholders of the Merging Series in complete liquidation of the Merging Series as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         The Merging Series and the Surviving Series are separate series of the Trust, an open-end, registered investment company of the management type. The Merging Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest.

         The Trustees of the Trust have determined, with respect to the Surviving Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Surviving Series and its shareholders and that the interests of the existing shareholders of the Surviving Series would not be diluted as a result of this transaction.

         The Trustees of the Trust, have also determined, with respect to the Merging Series, that the exchange of all of the assets of the Merging Series for Surviving Series Shares and the assumption of all liabilities of the Merging Series by the Surviving Series is in the best interests of the Merging Series and its shareholders and that the interests of the existing shareholders of the Merging Series would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE MERGING SERIES TO THE SURVIVING SERIES IN EXCHANGE FOR THE SURVIVING SERIES SHARES, THE ASSUMPTION OF ALL MERGING SERIES LIABILITIES, THE LIQUIDATION OF THE MERGING SERIES

         1.1 Subject to the requisite approval of the Merging Series shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Merging Series agrees to transfer all of the Merging Series' assets, as set forth in paragraph 1.2, to the Surviving Series, and the Surviving Series agrees in exchange therefor: (i) to deliver to the Merging Series the number of full and fractional Surviving Series Shares, determined by dividing the value of the Merging Series' net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Surviving Series Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Merging Series, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 The assets of the Merging Series to be acquired by the Surviving Series shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Merging Series, and any deferred or prepaid expenses shown as an asset on the books of the Merging Series, on the Closing Date (collectively, the "Assets").

         1.3 The Merging Series will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Surviving Series shall also assume all of the liabilities of the Merging Series, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Merging Series will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4 Immediately after the transfer of Assets provided for in paragraph 1.1, the Merging Series will distribute to the Merging Series' shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Merging Series Shareholders"), on a pro rata basis, the Surviving Series Shares received by the Merging Series pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Merging Series' shares, by the transfer of the Surviving Series Shares then credited to the account of the Merging Series on the books of the Surviving Series to open accounts on the share records of the Surviving Series in the names of the Merging Series Shareholders. The aggregate net asset value of Surviving Series Shares to be so credited to Merging Series Shareholders shall be equal to the aggregate net asset value of the Merging Series shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Merging Series will simultaneously be canceled on the books of the Merging Series.

         1.5 Ownership of Surviving Series Shares will be shown on the books of the Surviving Series or its transfer agent, as defined in paragraph 3.3.

         1.6 Any reporting responsibility of the Merging Series including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Merging Series.

2.       VALUATION

         2.1 The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures established by the Trust's Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Surviving Series.

         2.2 The net asset value of Surviving Series Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by the Trust's Board of Trustees which shall be described in the Surviving Series' then-current prospectus and statement of additional information.

         2.3 The number of Surviving Series Shares to be issued (including fractional shares, if any) in exchange for the Merging Series' Assets shall be determined by dividing the value of the net assets with respect to the shares of the Merging Series determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of a Surviving Series Share, determined in accordance with paragraph 2.2.

         2.4 All computations of value shall be made by Phoenix Equity Planning Corporation, in its capacity as financial agent for the Trust.

3.       CLOSING AND CLOSING DATE

         3.1 The Closing Date shall be September 17, 2004, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the "Closing") shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other time and/or place as the parties may agree.

         3.2 The Trust shall direct State Street Bank and Trust Company, as custodian for the Merging Series (the "Custodian"), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Surviving Series on the next business day following the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Merging Series' portfolio securities represented by a certificate or other written instrument shall be presented by the Merging Series Custodian to the custodian for the Surviving Series for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Merging Series on the next business day following the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Merging Series' portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Merging Series shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3 The Trust shall direct the Variable Products Operation unit of Phoenix Life Insurance Company (the "Transfer Agent"), on behalf of the Merging Series, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Merging Series Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares to be credited on the Closing Date to the Secretary of the Surviving Series, or provide evidence satisfactory to the Merging Series that such Surviving Series Shares have been credited to the Merging Series' account on the books of the Surviving Series. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Surviving Series or the Merging Series shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of the Surviving Series or the Merging Series, respectively, is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1 The Trust, on behalf of the Merging Series, represents and warrants as follows:

         (a) The Merging Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust, as amended ("Declaration of Trust"), to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Merging Series under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Merging Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Merging Series and each prospectus and statement of additional information of the Merging Series used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder; and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Merging Series, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets; the Trust, on behalf of the Surviving Series, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Surviving Series;

         (f) The Merging Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Merging Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Merging Series is a party or by which it is bound;

         (g) All material contracts or other commitments of the Merging Series (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Merging Series on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Surviving Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Merging Series or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Merging Series, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Merging Series at December 31, 2003, have been audited by PricewaterhouseCoopers, LLP ("PwC"), independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Surviving Series) present fairly, in all material respects, the financial condition of the Merging Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Merging Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2003, there has not been any material adverse change in the Merging Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Merging Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For the purposes of this subparagraph (j), a decline in net asset value per share of the Merging Series due to declines in market values of securities in the Merging Series' portfolio, the discharge of Merging Series liabilities, or the redemption of Merging Series Shares by shareholders of the Merging Series shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Merging Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Merging Series' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Merging Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Merging Series are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Merging Series will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Merging Series, as provided in paragraph
3.3. The Merging Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Merging Series, nor is there outstanding any security convertible into any of the Merging Series shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Merging Series, and, subject to the approval of the shareholders of the Merging Series, this Agreement will constitute a valid and binding obligation of the Merging Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Merging Series for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Merging Series (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Merging Series, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Surviving Series for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2 The Trust, on behalf of the Surviving Series, represents and warrants as follows:

         (a) The Surviving Series is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Surviving Series under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Surviving Series and each prospectus and statement of additional information of the Surviving Series used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Surviving Series will have good and marketable title to the Surviving Series' assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Merging Series has received notice and necessary documentation at or prior to the Closing;

         (f) The Surviving Series is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Surviving Series is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Surviving Series is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Merging Series, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust on behalf of the Surviving Series or any of the Surviving Series' properties or assets that, if adversely determined, would materially and adversely affect the Surviving Series' financial condition or the conduct of the Surviving Series' business. The Trust on behalf of the Surviving Series knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Surviving Series' business or the Surviving Series' ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Surviving Series at December 31, 2003, have been audited by PwC, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Merging Series) present fairly, in all material respects, the financial condition of the Surviving Series as of such date in accordance with GAAP, and there are no known contingent liabilities of the Surviving Series required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2003, there has not been any material adverse change in the Surviving Series' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Merging Series. For purposes of this subparagraph (i), a decline in net asset value per share of the Surviving Series due to declines in market values of securities in the Surviving Series' portfolio, the discharge of Surviving Series liabilities, or the redemption of Surviving Series Shares by shareholders of the Surviving Series, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Surviving Series required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Surviving Series' knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year including the Closing Date), the Surviving Series has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company has been eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code;

         (l) All issued and outstanding Surviving Series Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Surviving Series does not have outstanding any options, warrants or other rights to subscribe for or purchase any Surviving Series Shares, nor is there outstanding any security convertible into any Surviving Series Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Surviving Series and this Agreement will constitute a valid and binding obligation of the Trust on behalf of the Surviving Series, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Surviving Series Shares to be issued and delivered to the Merging Series, for the account of the Merging Series Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Merging Series could, under certain circumstances, be held personally liable for obligations of the Merging Series);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Surviving Series, the Registration Statement relating to the Surviving Series Shares issuable hereunder, and the proxy materials of the Merging Series to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Merging Series contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph
(p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Merging Series for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE TRUST ON BEHALF OF THE SURVIVING SERIES AND THE
         MERGING SERIES

         5.1 The Surviving Series and the Merging Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2 The Trust will call a meeting of the shareholders of the Merging Series to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 The Merging Series covenants that the Surviving Series Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4 Subject to the provisions of this Agreement, the Surviving Series and the Merging Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5 As soon as is reasonably practicable after the Closing, the Merging Series will make a liquidating distribution to its shareholders consisting of the Surviving Series Shares received at the Closing.

         5.6 The Surviving Series and the Merging Series shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7 The Trust, on behalf of the Merging Series, covenants that it will, from time to time, as and when reasonably requested by the Trust on behalf of the Surviving Series, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust on behalf of the Surviving Series may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Merging Series', title to and possession of the Surviving Series Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Surviving Series', title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8 The Surviving Series will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE MERGING SERIES

         The obligations of the Trust, on behalf of the Merging Series, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Surviving Series, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations and warranties of the Trust, on behalf of the Surviving Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2 The Trust, on behalf of the Surviving Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Surviving Series on or before the Closing Date;

         6.3 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES

         The obligations of the Trust, on behalf of the Surviving Series, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Merging Series, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations and warranties of the Trust, on behalf of the Merging Series, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2 The Trust shall have delivered to the Surviving Series a statement of the Merging Series' assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3 The Trust, on behalf of the Merging Series, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Trust, on behalf of the Merging Series, on or before the Closing Date;

         7.4 The Merging Series and the Surviving Series shall have agreed on the number of full and fractional Surviving Series Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.5 The Merging Series shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SURVIVING SERIES AND THE MERGING SERIES

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Merging Series, or the Trust, on behalf of the Surviving Series, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Merging Series in accordance with the provisions of the Trust's Declaration of Trust, applicable Massachusetts law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Trust may waive the conditions set forth in this paragraph 8.1;

         8.2 On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Merging Series, provided that either party hereto may for itself waive any of such conditions;

         8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5 The parties shall have received the opinion of McDermott, Will & Emery, special tax counsel to the Trust, addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement, shall for Federal income tax purposes, qualify as a tax free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations McDermott, Will & Emery shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1 The Trust on behalf of the Merging Series and the Trust on behalf of the Surviving Series represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by Phoenix Life Insurance Company. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Surviving Series' prospectus and the Merging Series' proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Trust has not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Merging Series called by the Merging Series pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Merging Series Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to The Phoenix Edge Series Fund, One American Row, Hartford, CT 06102-5056, Attn:
Richard J. Wirth, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts without regard to its principles of conflicts of laws.

         14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Surviving Series, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-OAKHURST GROWTH AND INCOME SERIES


     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

     Attest:                                                  THE PHOENIX EDGE SERIES FUND ON BEHALF OF ITS
                                                              PHOENIX-MFS INVESTORS TRUST SERIES

     __________________________________                       By: _______________________________
     SECRETARY

                                                              Title: _______________________________

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                          ACQUISITION OF THE ASSETS OF
                PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES
                                       AND
                       PHOENIX-MFS INVESTORS TRUST SERIES

                        BY AND IN EXCHANGE FOR SHARES OF
                    PHOENIX-OAKHURST GROWTH AND INCOME SERIES

                                BOTH A SERIES OF
                          THE PHOENIX EDGE SERIES FUND

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                                  800-541-0171


                                                        ________________, 2004

         This Statement of Additional Information, relating specifically to the proposed transfer of all of the assets and liabilities of the Phoenix-Alliance/Bernstein Growth + Value Series and Phoenix-MFS Investors Trust Series (the "Merging Series") to the Phoenix-Oakhurst Growth and Income Series (the "Surviving Series") each a series of The Phoenix Edge Series Fund, consists of this cover page and the following described documents:

                  1) the Statement of Additional Information of The Phoenix Edge Series Fund, as filed via EDGAR on Form N-1A (File No. 033-05033) on April 30, 2004 with Post-Effective Amendment No. 47 to the Prospectus dated May 1, 2004 and incorporated by reference;

                  2) the Annual Report of The Phoenix Edge Series Fund for the year ended December 31, 2003, as filed via EDGAR on Form N-CRS (File No. 811-04642) on March 8, 2004, and incorporated by reference; and

                  3) the Pro Forma Financial Statements, filed herewith.

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated _______________, 2004. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling Variable Products Operations ("VPO") at 800-541-0171 or by writing to Phoenix Variable Products Mail Operations at PO Box 8027, Boston, Massachusetts 02266-8027.

The date of this Statement of Additional Information is ________________, 2004.

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix MFS Investors Trust Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited)

Shares or Par Value                                                                       Value
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
 Phoenix-   Phoenix-                                                                      Phoenix-  Phoenix-
 Oakhurst   Alliance/  Phoenix-                                                           Oakhurst  Alliance/  Phoenix-
  Growth    Bernstein    MFS                                                               Growth   Bernstein    MFS
   and       Growth   Investors Pro Forma                                                   and      Growth   Investors   Pro Forma
  Income     + Value    Trust    Combined                                                  Income    + Value    Trust      Combined
  Series     Series    Series   Portfolios                  Description                    Series    Series     Series    Portfolios
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
                                             COMMON STOCKS--96.1%
     8,400          -         -      8,400  3M Co.                                      $  714,252 $        - $       -  $  714,252
    16,400          -     1,306     17,706  Abbott Laboratories                            764,240          -    60,860     825,100
     3,700          -         -      3,700  Adobe Systems, Inc.                            145,410          -         -     145,410
     6,200          -         -      6,200  Aetna, Inc.                                    418,996          -         -     418,996
     3,900          -         -      3,900  AFLAC, Inc.                                    141,102          -         -     141,102
     9,100          -         -      9,100  Agilent Technologies, Inc. (b)                 266,084          -         -     266,084
     4,500          -         -      4,500  AGL Resources, Inc.                            130,950          -         -     130,950
         -          -       597        597  Air Products and Chemicals, Inc.                     -          -    31,539      31,539
     4,400          -         -      4,400  Alexander & Baldwin, Inc.                      148,236          -         -     148,236
     3,700          -         -      3,700  Alliance Data Systems Corp. (b)                102,416          -         -     102,416
    37,600      1,700         -     39,300  Allstate Corp. (The)                         1,617,552     73,134         -   1,690,686
     6,600          -         -      6,600  ALLTEL Corp.                                   307,428          -         -     307,428
     5,300          -         -      5,300  Altera Corp. (b)                               120,310          -         -     120,310
     2,500        850     2,635      5,985  Altria Group, Inc.                             136,050     46,257   143,397     325,704
     7,700          -         -      7,700  Ambac Financial Group, Inc.                    534,303          -         -     534,303
         -          -       520        520  Amdocs Ltd. (b)                                      -          -    11,690      11,690
     1,000          -         -      1,000  Amerada Hess Corp.                              53,170          -         -      53,170
     3,800      3,100         -      6,900  American Electric Power Co., Inc.              115,938     94,581         -     210,519
    22,500          -     1,375     23,875  American Express Co.                         1,085,175          -    66,316   1,151,491
         -      2,800     1,315      4,115  American International Group, Inc.                   -    185,584    87,158     272,742
         -          -       190        190  American Standard Cos., Inc. (b)                     -          -    19,133      19,133
         -          -     1,355      1,355  AmerisourceBergen Corp.                              -          -    76,083      76,083
     5,500      3,500         -      9,000  Amgen, Inc. (b)                                339,900    216,300         -     556,200
         -          -     1,275      1,275  Analog Devices, Inc. (b)                             -          -    58,204      58,204
         -          -       716        716  Anheuser-Busch Cos., Inc.                            -          -    37,719      37,719
       800          -         -        800  Anthem, Inc. (b)                                60,000          -         -      60,000
         -          -       200        200  Applied Biosystems Group - Applera Corp.             -          -     4,142       4,142
    13,600          -         -     13,600  Applied Materials, Inc. (b)                    305,320          -         -     305,320
         -          -       935        935  ARAMARK Corp. Class B                                -          -    25,638      25,638
         -          -     1,080      1,080  Archer Daniels Midland Co.                           -          -    16,438      16,438
     8,900          -         -      8,900  AT&T Corp.                                     180,670          -         -     180,670
    21,000          -     4,120     25,120  AT&T Wireless Services, Inc. (b)               167,790          -    32,919     200,709
       800          -         -        800  Avnet, Inc. (b)                                 17,328          -         -      17,328
    31,900      2,000     1,469     35,369  Bank of America Corp.                        2,565,717    160,860   118,152   2,844,729
         -          -       550        550  Bank of New York Co., Inc. (The)                     -          -    18,216      18,216
    15,400          -     1,185     16,585  Bank One Corp.                                 702,086          -    54,024     756,110
     3,900          -       210      4,110  Bard (C.R.), Inc.                              316,875          -    17,063     333,938
     1,800          -         -      1,800  Barnes & Noble, Inc. (b)                        59,130          -         -      59,130
     6,600          -         -      6,600  Bausch & Lomb, Inc.                            342,540          -         -     342,540
         -          -     1,770      1,770  Baxter International, Inc.                           -          -    54,020      54,020
     2,700          -         -      2,700  Bear Stearns Cos., Inc. (The)                  215,865          -         -     215,865
       800          -         -        800  Beckman Coulter, Inc.                           40,664          -         -      40,664
     8,000          -         -      8,000  Becton, Dickinson & Co.                        329,120          -         -     329,120
         -      1,100         -      1,100  Bed Bath & Beyond, Inc. (b)                          -     47,685         -      47,685
    43,100          -         -     43,100  BellSouth Corp.                              1,219,730          -         -   1,219,730
     8,100          -         -      8,100  Black & Decker Corp. (The)                     399,492          -         -     399,492
     2,400          -         -      2,400  Block (H&R), Inc.                              132,888          -         -     132,888
    17,600          -         -     17,600  Blockbuster, Inc. Class A                      315,920          -         -     315,920
     6,600          -         -      6,600  BMC Software, Inc. (b)                         123,090          -         -     123,090
    11,700          -         -     11,700  Briggs & Stratton Corp.                        788,580          -         -     788,580
    80,100          -         -     80,100  Bristol-Myers Squibb Co.                     2,290,860          -         -   2,290,860
     1,400          -         -      1,400  Brunswick Corp.                                 44,562          -         -      44,562
         -      3,600         -      3,600  Burlington Northern Santa Fe Corp.                   -    116,460         -     116,460
     1,700          -         -      1,700  Capital Automotive REIT                         54,400          -         -      54,400
       900          -         -        900  Capital One Financial Corp.                     55,161          -         -      55,161
         -          -       400        400  Cardinal Health, Inc.                                -          -    24,464      24,464
     2,900          -         -      2,900  Caterpillar, Inc.                              240,758          -         -     240,758
    11,000          -         -     11,000  Cendant Corp. (b)                              244,970          -         -     244,970
     6,300          -         -      6,300  CenturyTel, Inc.                               205,506          -         -     205,506
    24,500          -         -     24,500  ChevronTexaco Corp.                          2,116,555          -         -   2,116,555
         -      1,800       600      2,400  Chubb Corp. (The)                                    -    122,580    40,860     163,440
     1,900          -         -      1,900  CIGNA Corp.                                    109,250          -         -     109,250
   106,400      7,900     7,805    122,105  Cisco Systems, Inc. (b)                      2,584,456    191,891   189,583   2,965,930
    64,300      7,200     5,270     76,770  Citigroup, Inc.                              3,121,122    349,488   255,806   3,726,416
     3,900          -         -      3,900  Citrix Systems, Inc. (b)                        82,719          -         -      82,719
    12,400          -         -     12,400  Claire's Stores, Inc.                          233,616          -         -     233,616
         -          -     1,944      1,944  Clear Channel Communications, Inc.                   -          -    91,037      91,037
     9,300          -         -      9,300  Clorox Co. (The)                               451,608          -         -     451,608
         -          -       500        500  Colgate-Palmolive Co.                                -          -    25,025      25,025
         -      9,215     2,471     11,686  Comcast Corp. Class A (b)                            -    288,245    81,222     369,467
     2,700          -         -      2,700  Computer Sciences Corp. (b)                    119,421          -         -     119,421
    14,800          -         -     14,800  ConAgra Foods, Inc.                            390,572          -         -     390,572
     6,000          -         -      6,000  Conexant Systems, Inc. (b)                      29,820          -         -      29,820
     5,000      2,520         -      7,520  ConocoPhillips                                 327,850    165,236         -     493,086
         -      1,500         -      1,500  Constellation Energy Group, Inc.                     -     58,740         -      58,740

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix MFS Investors Trust Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                       Value
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
 Phoenix-   Phoenix-                                                                      Phoenix-  Phoenix-
 Oakhurst   Alliance/  Phoenix-                                                           Oakhurst  Alliance/  Phoenix-
  Growth    Bernstein    MFS                                                               Growth   Bernstein    MFS
   and       Growth   Investors Pro Forma                                                   and      Growth   Investors   Pro Forma
  Income     + Value    Trust    Combined                                                  Income    + Value    Trust      Combined
  Series     Series    Series   Portfolios                  Description                    Series    Series     Series    Portfolios
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
         -      1,100         -      1,100  Cooper Industries Ltd. Class A                       -     63,723         -       63,723
     2,900          -         -      2,900  Corn Products International, Inc.               99,905          -         -       99,905
         -      2,600         -      2,600  CSX Corp.                                            -     93,444         -       93,444
         -          -     1,125      1,125  CVS Corp.                                            -          -    40,635       40,635
         -          -       200        200  Danaher Corp.                                        -          -    18,350       18,350
     5,200          -         -      5,200  Deere & Co.                                    338,260          -         -      338,260
    31,000      8,400       500     39,900  Dell, Inc. (b)                               1,052,760    285,264    16,980    1,355,004
         -          -       981        981  Dominion Resources, Inc.                             -          -    62,617       62,617
     3,100          -     1,040      4,140  Dow Chemical Co. (The)                         128,867          -    43,233      172,100
         -      1,300         -      1,300  Du Pont (E.I.) de Nemours & Co.                      -     59,657         -       59,657
    27,200          -         -     27,200  Eastman Kodak Co.                              698,224          -         -      698,224
     5,700        400       325      6,425  Eaton Corp.                                    615,486     43,192    35,094      693,772
         -      2,200         -      2,200  eBay, Inc. (b)                                       -    142,098         -      142,098
         -          -       620        620  EchoStar Communications Corp. Class A (b)            -          -    21,080       21,080
         -      3,100         -      3,100  Electronic Arts, Inc. (b)                            -    148,118         -      148,118
    29,200          -         -     29,200  EMC Corp. (b)                                  377,264          -         -      377,264
         -          -       580        580  Emerson Electric Co.                                 -          -    37,555       37,555
     3,000          -         -      3,000  Endo Pharmaceuticals Holdings, Inc. (b)         57,780          -         -       57,780
     8,200      1,400       200      9,800  Entergy Corp.                                  468,466     79,982    11,426      559,874
    17,000          -       990     17,990  Exelon Corp.                                 1,128,120          -    65,697    1,193,817
    19,400          -         -     19,400  ExpressJet Holdings, Inc. (b)                  291,000          -         -      291,000
    91,000          -     4,960     95,960  Exxon Mobil Corp.                            3,731,000          -   203,360    3,934,360
     3,100      3,500     2,125      8,725  Fannie Mae                                     232,686    262,710   159,502      654,898
    14,100        700         -     14,800  Federated Department Stores, Inc.              664,533     32,991         -      697,524
         -          -       750        750  FedEx Corp.                                          -          -    50,625       50,625
     5,400          -         -      5,400  First Data Corp.                               221,886          -         -      221,886
         -          -       540        540  FirstEnergy Corp.                                    -          -    19,008       19,008
    23,200      1,300         -     24,500  FleetBoston Financial Corp.                  1,012,680     56,745         -    1,069,425
     4,000          -         -      4,000  Flowers Foods, Inc.                            103,200          -         -      103,200
    37,900          -         -     37,900  Ford Motor Co.                                 606,400          -         -      606,400
     8,300          -         -      8,300  Fortune Brands, Inc.                           593,367          -         -      593,367
     4,100          -         -      4,100  Fox Entertainment Group, Inc. Class A (b)      119,515          -         -      119,515
     2,800          -         -      2,800  Freddie Mac                                    163,296          -         -      163,296
     5,400          -         -      5,400  Fresh Del Monte Produce, Inc.                  128,682          -         -      128,682
         -          -       355        355  Gannett Co., Inc.                                    -          -    31,652       31,652
    29,500          -         -     29,500  Gap, Inc. (The)                                684,695          -         -      684,695
         -      8,850     7,005     15,855  General Electric Co.                                 -    274,173   217,015      491,188
     2,700          -         -      2,700  General Motors Corp.                           144,180          -         -      144,180
         -          -       700        700  Genzyme Corp. (b)                                    -          -    34,538       34,538
         -          -       600        600  Gilead Sciences, Inc. (b)                            -          -    34,884       34,884
    36,100          -         -     36,100  Gillette Co. (The)                           1,325,953          -         -    1,325,953
    24,100          -         -     24,100  GlobespanVirata, Inc. (b)                      141,708          -         -      141,708
         -      1,000       410      1,410  Golden West Financial Corp.                          -    103,190    42,308      145,498
     1,400      1,800       278      3,478  Goldman Sachs Group, Inc. (The)                138,222    177,714    27,447      343,383
         -          -       600        600  Grainger (W.W.), Inc.                                -          -    28,434       28,434
    20,400          -         -     20,400  Great Plains Energy, Inc.                      649,128          -         -      649,128
     5,000          -         -      5,000  GTECH Holdings Corp.                           247,450          -         -      247,450
     7,400          -     1,360      8,760  Guidant Corp.                                  445,480          -    81,872      527,352
         -          -     1,810      1,810  Halliburton Co.                                      -          -    47,060       47,060
         -          -       300        300  Harley-Davidson, Inc.                                -          -    14,259       14,259
     1,800          -         -      1,800  Harris Corp.                                    68,310          -         -       68,310
         -          -       450        450  Hartford Financial Services Group, Inc. (The)        -          -    26,564       26,564
     6,100          -         -      6,100  Hasbro, Inc.                                   129,808          -         -      129,808
         -          -       300        300  HCA, Inc.                                            -          -    12,888       12,888
    53,700      8,800     3,114     65,614  Hewlett-Packard Co.                          1,233,489    202,136    71,529    1,507,154
    12,500          -         -     12,500  Hibernia Corp. Class A                         293,875          -         -      293,875
    19,600          -     2,675     22,275  Home Depot, Inc. (The)                         695,604          -    94,936      790,540
     6,700          -         -      6,700  HON Industries, Inc.                           290,244          -         -      290,244
     2,600          -         -      2,600  Hubbell, Inc. Class B                          114,660          -         -      114,660
     1,000          -       328      1,328  Illinois Tool Works, Inc.                       83,910          -    27,522      111,432
     2,500          -         -      2,500  IMS Health, Inc.                                62,150          -         -       62,150
    17,500          -         -     17,500  Ingersoll-Rand Co. Class A                   1,187,900          -         -    1,187,900
   105,700      7,000     3,190    115,890  Intel Corp.                                  3,403,540    225,400   102,718    3,731,658
         -          -       320        320  InterActiveCorp (b)                                  -          -    10,858       10,858
    19,400          -     1,730     21,130  International Business Machines Corp.        1,797,992          -   160,336    1,958,328
     1,500          -         -      1,500  Intuit, Inc. (b)                                79,365          -         -       79,365
       900          -         -        900  Invitrogen Corp. (b)                            63,000          -         -       63,000
     7,300          -         -      7,300  iStar Financial, Inc.                          283,970          -         -      283,970
    57,900          -         -     57,900  J.P. Morgan Chase & Co.                      2,126,667          -         -    2,126,667
    30,100        800     3,510     34,410  Johnson & Johnson                            1,554,966     41,328   181,327    1,777,621
    25,200          -         -     25,200  Kellogg Co.                                    959,616          -         -      959,616
         -          -       647        647  Kimberly-Clark Corp.                                 -          -    38,231       38,231
         -      1,000       890      1,890  Kohl's Corp. (b)                                     -     44,940    39,997       84,937
         -      2,500         -      2,500  Kroger Co. (The) (b)                                 -     46,275         -       46,275
     4,800          -         -      4,800  Lear Corp.                                     294,384          -         -      294,384

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix MFS Investors Trust Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                       Value
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
 Phoenix-   Phoenix-                                                                      Phoenix-  Phoenix-
 Oakhurst   Alliance/  Phoenix-                                                           Oakhurst  Alliance/  Phoenix-
  Growth    Bernstein    MFS                                                               Growth   Bernstein    MFS
   and       Growth   Investors Pro Forma                                                   and      Growth   Investors   Pro Forma
  Income     + Value    Trust    Combined                                                  Income    + Value    Trust      Combined
  Series     Series    Series   Portfolios                  Description                    Series    Series     Series    Portfolios
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
     6,300      1,000       370      7,670  Lehman Brothers Holdings, Inc.                 486,486     77,220    28,571      592,277
     4,300          -         -      4,300  Lennox International, Inc.                      71,810          -         -       71,810
     2,400          -         -      2,400  Lexmark International, Inc. (b)                188,736          -         -      188,736
    11,700          -         -     11,700  Lincoln National Corp.                         472,329          -         -      472,329
     7,500          -         -      7,500  Linear Technology Corp.                        315,525          -         -      315,525
     9,800          -         -      9,800  Liz Claiborne, Inc.                            347,508          -         -      347,508
    14,100          -       930     15,030  Lockheed Martin Corp.                          724,740          -    47,802      772,542
         -      2,700         -      2,700  Lowe's Cos., Inc.                                    -    149,553         -      149,553
    10,800          -         -     10,800  LSI Logic Corp.  (b)                            95,796          -         -       95,796
     2,700          -         -      2,700  Lubrizol Corp.  (The)                           87,804          -         -       87,804
         -          -       545        545  Marsh & McLennan Cos., Inc.                          -          -    26,100       26,100
    20,800          -         -     20,800  Mattel, Inc.                                   400,816          -         -      400,816
         -      1,900         -      1,900  Maxim Integrated Products, Inc.                      -     94,620         -       94,620
    24,500          -     1,375     25,875  May Department Stores Co. (The)                712,215          -    39,971      752,186
    38,000      9,350     1,040     48,390  MBNA Corp.                                     944,300    232,348    25,844    1,202,492
    25,500          -     1,045     26,545  McDonald's Corp.                               633,165          -    25,947      659,112
     6,100          -         -      6,100  McGraw-Hill Cos., Inc. (The)                   426,512          -         -      426,512
    12,800          -         -     12,800  McKesson Corp.                                 411,648          -         -      411,648
         -      2,500         -      2,500  MeadWestvaco Corp.                                   -     74,375         -       74,375
         -      3,100         -      3,100  Medtronic, Inc.                                      -    150,691         -      150,691
         -          -       770        770  Mellon Financial Corp.                               -          -    24,725       24,725
    27,500          -         -     27,500  Merck & Co., Inc.                            1,270,500          -         -    1,270,500
    21,800        700     1,929     24,429  Merrill Lynch & Co., Inc.                    1,278,570     41,055   113,136    1,432,761
    34,600      3,500       845     38,945  MetLife, Inc.                                1,164,982    117,845    28,451    1,311,278
   133,800     10,400    10,295    154,495  Microsoft Corp.                              3,684,852    286,416   283,524    4,254,792
    12,500          -         -     12,500  Monsanto Co.                                   359,750          -         -      359,750
    19,900        800         -     20,700  Morgan Stanley                               1,151,613     46,296         -    1,197,909
    27,600          -         -     27,600  Motorola, Inc.                                 388,332          -         -      388,332
    20,000          -         -     20,000  Mylan Laboratories, Inc.                       505,200          -         -      505,200
         -      3,400         -      3,400  National City Corp.                                  -    115,396         -      115,396
         -          -     1,940      1,940  New York Times Co. (The) Class A                     -          -    92,712       92,712
         -          -     2,100      2,100  Newell Rubbermaid, Inc.                              -          -    47,817       47,817
     2,500          -         -      2,500  Newmont Mining Corp.                           121,525          -         -      121,525
     5,700          -         -      5,700  Nextel Communications, Inc. Class A (b)        159,942          -         -      159,942
    30,200          -         -     30,200  NiSource, Inc.                                 662,588          -         -      662,588
         -          -       550        550  Noble Corp. (b)                                      -          -    19,679       19,679
     9,100          -         -      9,100  Nordstrom, Inc.                                312,130          -         -      312,130
         -      4,800         -      4,800  Norfolk Southern Corp.                               -    113,520         -      113,520
    40,500      2,400         -     42,900  Occidental Petroleum Corp.                   1,710,720    101,376         -    1,812,096
    16,500          -         -     16,500  Old Republic International Corp.               418,440          -         -      418,440
    55,800          -         -     55,800  Oracle Corp. (b)                               736,560          -         -      736,560
     2,800          -         -      2,800  PACCAR, Inc.                                   238,336          -         -      238,336
     7,000          -         -      7,000  PanAmSat Corp. (b)                             150,920          -         -      150,920
     8,600      1,300     2,195     12,095  PepsiCo, Inc.                                  400,932     60,606   102,331      563,869
    12,000          -         -     12,000  PerkinElmer, Inc.                              204,840          -                204,840
    64,620     11,040     2,564     78,224  Pfizer, Inc.                                 2,283,025    390,043    90,586    2,763,654
     1,800          -         -      1,800  PNC Financial Services Group, Inc. (The)        98,514          -         -       98,514
         -          -       750        750  PPG Industries, Inc.                                 -          -    48,015       48,015
       200      1,400       400      2,000  PPL Corp.                                        8,750     61,250    17,500       87,500
         -          -     1,950      1,950  Praxair, Inc.                                        -          -    74,490       74,490
     9,000          -                9,000  Principal Financial Group, Inc.                297,630          -         -      297,630
    10,000        500     1,245     11,745  Procter & Gamble Co. (The)                     998,800     49,940   124,351    1,173,091
         -      1,200         -      1,200  Progressive Corp. (The)                              -    100,308         -      100,308
     1,800          -         -      1,800  Prudential Financial, Inc.                      75,186          -         -       75,186
    11,700          -         -     11,700  QUALCOMM, Inc.                                 630,981          -         -      630,981
     2,700          -         -      2,700  R.J. Reynolds Tobacco Holdings, Inc.           157,005          -         -      157,005
    11,100          -         -     11,100  RadioShack Corp.                               340,548          -         -      340,548
     3,100          -         -      3,100  Reebok International Ltd.                      121,892          -         -      121,892
     4,100          -       505      4,605  Rockwell Automation, Inc.                      145,960          -    17,978      163,938
         -      4,100       700      4,800  Safeway, Inc. (b)                                    -     89,831    15,337      105,168
    33,300          -     1,700     35,000  SBC Communications, Inc.                       868,131          -    44,319      912,450
         -          -     3,795      3,795  Schering-Plough Corp.                                -          -    65,995       65,995
         -          -       928        928  Schlumberger Ltd.                                    -          -    50,780       50,780
     3,100          -         -      3,100  Scientific-Atlanta, Inc.                        84,630          -         -       84,630
         -      1,400         -      1,400  Sears, Roebuck and Co.                               -     63,686         -       63,686
         -      2,100         -      2,100  Sempra Energy                                        -     63,126         -       63,126
    14,500          -         -     14,500  Sherwin-Williams Co. (The)                     503,730          -         -      503,730
     3,600          -         -      3,600  Smucker (J.M.) Co. (The)                       163,044          -         -      163,044
         -      2,000         -      2,000  Smurfit-Stone Container Corp. (b)                    -     37,140         -       37,140
         -     15,400         -     15,400  Solectron Corp. (b)                                  -     91,014         -       91,014
         -          -       900        900  Southwest Airlines Co.                               -          -    14,526       14,526
    52,600      3,400         -     56,000  Sprint Corp. (FON Group)                       863,692     55,828         -      919,520
         -      5,900     1,840      7,740  Sprint Corp. (PCS Group) (b)                         -     33,158    10,341       43,499
         -          -       380        380  Starwood Hotels & Resorts Worldwide, Inc.            -          -    13,669       13,669
         -          -       500        500  State Street Corp.                                   -          -    26,040       26,040

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix MFS Investors Trust Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                       Value
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
 Phoenix-   Phoenix-                                                                      Phoenix-  Phoenix-
 Oakhurst   Alliance/  Phoenix-                                                           Oakhurst  Alliance/  Phoenix-
  Growth    Bernstein    MFS                                                               Growth   Bernstein    MFS
   and       Growth   Investors Pro Forma                                                   and      Growth   Investors   Pro Forma
  Income     + Value    Trust    Combined                                                  Income    + Value    Trust      Combined
  Series     Series    Series   Portfolios                  Description                    Series    Series     Series    Portfolios
========== ========== ========= ==========  ============================================ ========= ========== =========   ==========
     6,500          -         -      6,500  Storage Technology Corp. (b)                   167,375          -         -      167,375
         -          -       510        510  SunTrust Banks, Inc.                                 -          -    36,465       36,465
         -          -     2,042      2,042  Target Corp.                                         -          -    78,413       78,413
         -        300         -        300  Tech Data Corp. (b)                                  -     11,907         -       11,907
     4,600          -         -      4,600  Tekelec  (b)                                    71,530          -         -       71,530
         -      4,800         -      4,800  Tellabs, Inc. (b)                                    -     40,464         -       40,464
         -          -     4,150      4,150  Tenet Healthcare Corp. (b)                           -          -    66,607       66,607
    26,800          -       709     27,509  Texas Instruments, Inc.                        787,384          -    20,830      808,214
     3,300      2,300         -      5,600  Textron, Inc.                                  188,298    131,238         -      319,536
    12,300          -         -     12,300  Thermo Electron Corp. (b)                      309,960          -         -      309,960
    64,000          -     5,130     69,130  Time Warner, Inc. (b)                        1,151,360          -    92,289    1,243,649
         -          -     2,570      2,570  TJX Cos., Inc. (The)                                 -          -    56,668       56,668
         -          -       960        960  Transocean, Inc. (b)                                 -          -    23,050       23,050
         -      5,200         -      5,200  Travelers Property Casualty Corp. Class A (b)        -     87,256         -       87,256
    11,500          -     3,215     14,715  Tyco International Ltd.                        304,750          -    85,197      389,947
    70,700          -     2,020     72,720  U.S. Bancorp                                 2,105,446          -    60,156    2,165,602
         -          -       942        942  Union Pacific Corp.                                  -          -    65,450       65,450
     9,900          -         -      9,900  UnionBanCal Corp.                              569,646          -         -      569,646
     6,150          -         -      6,150  United Online, Inc. (b)                        103,258          -         -      103,258
                    -       557        557  United Parcel Service, Inc. Class B                  -          -    41,524       41,524
    11,200          -       100     11,300  United Technologies Corp.                    1,061,424          -     9,477    1,070,901
    21,400      3,000         -     24,400  UnitedHealth Group, Inc.                     1,245,052    174,540              1,419,592
         -          -     1,680      1,680  Unocal Corp.                                         -          -    61,874       61,874
     9,300          -         -      9,300  V. F. Corp.                                    402,132          -         -      402,132
         -      1,000         -      1,000  Valero Energy Corp.                                  -     46,340         -       46,340
       500          -         -        500  Varian Medical Systems, Inc.                    34,550          -         -       34,550
    17,900          -         -     17,900  VeriSign, Inc. (b)                             291,770          -         -      291,770
    12,100      2,500       522     15,122  VERITAS Software Corp. (b)                     449,636     92,900    19,398      561,934
    44,400          -     2,140     46,540  Verizon Communications, Inc.                 1,557,552          -    75,071    1,632,623
         -      4,100     3,105      7,205  Viacom, Inc. Class B                                 -    181,958   137,800      319,758
     9,300          -         -      9,300  Viad Corp.                                     232,500          -         -      232,500
    38,700      1,900         -     40,600  Wachovia Corp.                               1,803,033     88,521         -    1,891,554
         -      2,400         -      2,400  Walgreen Co.                                         -     87,312         -       87,312
     8,200      4,300     1,820     14,320  Wal-Mart Stores, Inc.                          435,010    228,115    96,551      759,676
    21,300          -       900     22,200  Walt Disney Co. (The)                          496,929          -    20,997      517,926
         -      1,400         -      1,400  Washington Mutual, Inc.                              -     56,168         -       56,168
     3,200          -         -      3,200  Waters Corp.                                   106,112          -         -      106,112
     7,200          -         -      7,200  WellPoint Health Networks, Inc.                698,328          -         -      698,328
         -          -     3,095      3,095  Wells Fargo & Co.                                    -          -   182,264      182,264
     4,500                    -      4,500  Weyerhaeuser Co.                               288,000          -         -      288,000
         -      1,500         -      1,500  Whirlpool Corp.                                           108,975         -      108,975
     8,100          -         -      8,100  Wolverine World Wide, Inc.                     165,078          -         -      165,078
    26,000      1,700     2,565     30,265  Wyeth                                        1,103,700     72,165   108,884    1,284,749
         -          -     2,200      2,200  Xerox Corp. (b)                                      -          -    30,360       30,360
         -        900         -        900  Yahoo!, Inc. (b)                                     -     40,653         -       40,653
                                                                                       -----------  --------- ---------  -----------
                                             TOTAL COMMON STOCKS                       104,472,619  8,645,274 6,642,107  119,760,000

                                             FOREIGN COMMON STOCKS--2.3%
    15,300          -     1,290     16,590  Accenture Ltd. Class A  (b)                    402,696          -    33,953      436,649
         -          -       985        985  AstraZeneca plc                                      -          -    47,256       47,256
     6,500          -         -      6,500  Autoliv, Inc.                                  244,725          -         -      244,725
         -          -     1,075      1,075  Bayerische Motoren Werke AG                          -          -    50,102       50,102
         -          -     2,200      2,200  BHP Billiton plc                                     -          -    19,219       19,219
         -          -       296        296  BP plc ADR                                           -          -    14,607       14,607
         -          -       779        779  Canadian National Railway Co.                        -          -    49,295       49,295
         -          -       325        325  EnCana Corp.                                         -          -    12,818       12,818
         -          -       760        760  EnCana Corp.  (c )                                   -          -    29,994       29,994
         -      5,400         -      5,400  Flextronics International Ltd.  (b)                  -     80,136         -       80,136
         -      2,800         -      2,800  GlaxoSmithKline plc ADR                              -    130,536         -      130,536
         -          -     1,800      1,800  Koninklijke (Royal) KPN NV (b)                       -          -    13,895       13,895
         -      1,400       250      1,650  Magna International, Inc. Class A                    -    112,070    20,013      132,083
         -          -       840        840  Nokia Oyj ADR                                        -          -    14,280       14,280
         -     13,600         -     13,600  Nortel Networks Corp. (b)                            -     57,528         -       57,528
         -          -     2,130      2,130  Novartis AG Registered Shares                        -          -    96,705       96,705
         -          -     2,330      2,330  Reckitt Benckiser plc                                -          -    52,722       52,722
     3,500          -         -      3,500  RenaissanceRe Holdings Ltd.                    171,675          -         -      171,675
         -          -       560        560  Roche Holding AG                                     -          -    56,487       56,487
    14,600          -         -     14,600  Royal Dutch Petroleum Co. NY Registered Shares 764,894          -         -      764,894
         -          -       691        691  STMicroelectronics NV                                -          -    18,664       18,664
         -          -       380        380  Total SA ADR                                         -          -    35,154       35,154
     4,500          -         -      4,500  Unilever NV NY Registered Shares               292,050          -         -      292,050
         -          -       445        445  XL Capital Ltd. Class A                              -          -    34,510       34,510
                                                                                         --------- ---------- ---------   ----------
                                             TOTAL FOREIGN COMMON STOCKS                 1,876,040    380,270   599,674    2,855,984

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix MFS Investors Trust Series
Pro Forma Combined Schedule of Investments
December 31, 2003 (Unaudited) (Continued)

Shares or Par Value                                                                  Value
========== ========== ========= ==========  ====================================== =========== ==========  =========  ===========
 Phoenix-   Phoenix-                                                                 Phoenix-   Phoenix-
 Oakhurst   Alliance/  Phoenix-                                                      Oakhurst   Alliance/   Phoenix-
  Growth    Bernstein    MFS                                                          Growth    Bernstein     MFS
   and       Growth   Investors Pro Forma                                              and       Growth    Investors   Pro Forma
  Income     + Value    Trust    Combined                                             Income     + Value     Trust      Combined
  Series     Series    Series   Portfolios                  Description               Series     Series      Series    Portfolios
========== ========== ========= ==========  ====================================== =========== ==========  =========  ===========
                                            FOREIGN PREFERRED STOCKS--0.0%
         -          -        47         47  Porsche AG Pfd.                                  -          -     27,894       27,894
                                                                                   -----------  ---------  ---------  -----------
                                             TOTAL FOREIGN PREFERRED STOCKS                  -          -     27,894       27,894

                                             SHORT-TERM OBLIGATIONS--1.8%
 1,550,000          -         -  1,550,000  Emerson Electric Co. 0.95%, 1/2/04       1,549,959          -          -    1,549,959
         -          -   350,000    350,000  FHLB Discount Note 0.75%, 1/2/04                 -          -    349,993      349,993
                                            SSgA Money Market Fund (0.72%
         -    291,860         -    291,860  seven day effective yield)                       -    291,860          -      291,860
                                                                                   -----------  ---------  ---------  -----------
                                             TOTAL SHORT-TERM OBLIGATIONS            1,549,959    291,860    349,993    2,191,812

                                             TOTAL INVESTMENTS--100.2%             107,898,618  9,317,404  7,619,668  124,835,690(a)
                                            (Identified cost $97,146,278,
                                            $8,137,782, $6,663,857 and
                                            $111,947,917)
                                            Other assets and liabilities,
                                            net---(0.2)%                              (180,807)    28,498   (121,149)    (273,458)
                                                                                   -----------  ---------  ---------  -----------
                                             NET ASSETS--100.0%                   $107,717,811 $9,345,902 $7,498,519 $124,562,232
                                                                                   ===========  =========  =========  ===========


                                            (a) Federal Income Tax Information: Net unrealized
                                            depreciation of investment securities is comprised of
                                            gross appreciation of $19,802,355 and gross
                                            depreciation of $7,570,769 for federal income tax
                                            purposes. At December 31, 2003, the aggregate cost
                                            of securities for federal income tax purposes was
                                            $112,604,104.
                                            (b) Non-income producing.
                                            (c) Shares Traded on Toronto Exchange

                                                                                SEE NOTES TO PRO FORMA FINANCIAL STATEMENTS

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix-MFS Investors Trust Series
Pro Forma Combined Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                ===============   ===============   =============   =============   ==============
                                                Phoenix-          Phoenix-
                                                Oakhurst          Alliance/         Phoenix-MFS                       Pro Forma
                                                Growth            Bernstein         Investors        Adjustments       Combined
                                                and Income        Growth +          Trust                             Portfolios
                                                Series            Value Series      Series
                                                ===============   ===============   =============   =============   ==============
ASSETS
Investment securities at value
  (Identified cost $97,146,278, $8,137,782,
  $6,663,857 and $111,947,917)                  $   107,898,618   $     9,317,404   $   7,619,668   $           -   $  124,835,690
Cash                                                      2,791                 -             461               -            3,252
Foreign currency at value (Identified
  cost $3,604)                                                -                 -           3,628               -            3,628
Receivables
  Investment securities sold                                  -                 -          12,711               -           12,711
  Fund shares sold                                       80,547            63,059           4,193               -          147,799
  Dividends and Interest                                131,137            12,009          10,047               -          153,193
  Tax reclaims                                                -                 -             461               -              461
  Receivable from adviser                                     -             6,373          11,434               -           17,807
Prepaid expenses                                          1,348                98              86               -            1,532
                                                 --------------    --------------    ------------    ------------    -------------
  Total assets                                      108,114,441         9,398,943       7,662,689               -      125,176,073
                                                 --------------    --------------    ------------    ------------    -------------
LIABILITIES
Payables
  Investment securities purchased                             -                 -          85,354               -           85,354
  Fund shares repurchased                               257,729             1,172          17,291               -          276,192
  Investment advisory fee                                61,076                 -               -               -           61,076
  Administration fee                                      6,804               583             475               -            7,862
  Financial agent fee                                     8,370             3,639           3,560               -           15,569
  Printing fee                                           24,719            11,819          11,606               -           48,144
  Professional fee                                       28,133            29,787          30,037               -           87,957
  Custodian fee                                           4,472               485          10,291               -           15,248
  Trustees' fee                                           2,360             2,360           2,360               -            7,080
Accrued expenses                                          2,967             3,196           3,196               -            9,359
                                                 --------------    --------------    ------------    ------------    -------------
    Total liabilities                                   396,630            53,041         164,170               -          613,841
                                                 --------------    --------------    ------------    ------------    -------------
NET ASSETS                                      $   107,717,811   $     9,345,902   $   7,498,519   $           -   $  124,562,232
                                                 ==============    ==============    ============    ============    =============

Shares of beneficial interest outstanding             9,742,784           933,312         749,672       (159,980)(a)    11,265,788
Net assets                                      $   107,717,811   $     9,345,902   $   7,498,519               -   $  124,562,232

Net asset value per share                       $         11.06   $         10.01   $       10.00               -   $        11.06



(a) Adjustment reflects additional shares issued in conversion.

          See Notes to Pro Forma Financial Statements.

Phoenix-Oakhurst Growth and Income Series/Phoenix-Alliance/Bernstein Growth +
  Value Series/Phoenix-MFS Investors Trust Series
Pro Forma Combined Statement of Operations
January 1, 2003 through December 31, 2003 (Unaudited)



                                                ===============   ===============   =============   =============   ==============
                                                Phoenix-          Phoenix-
                                                Oakhurst          Alliance/         Phoenix-MFS                       Pro Forma
                                                Growth            Bernstein         Investors        Adjustments       Combined
                                                and Income        Growth +          Trust                             Portfolios
                                                Series            Value Series      Series
                                                ===============   ===============   =============   =============   ==============
INVESTMENT INCOME
Dividends                                       $     1,876,377   $       106,804   $      92,010   $           -   $    2,075,191
Interest                                                 14,351             2,034           2,692               -           19,077
Foreign taxes withheld                                   (5,166)             (462)           (790)              -           (6,418)
                                                 --------------    --------------    ------------    ------------    -------------
      Total investment income                         1,885,562           108,376          93,912               -        2,087,850
                                                 --------------    --------------    ------------    ------------    -------------

EXPENSES
Investment advisory fee                                 619,735            57,247          42,356         (12,927)         706,411
Financial agent fee                                      92,167            40,835          40,158         (44,940)         128,220
Administration fee                                       68,171 (a)         5,186 (a)       4,349 (a)       3,027 (a)       80,733
Printing                                                 37,889            19,769          11,769         (25,583)          43,844
Professional                                             17,769            27,189          27,489         (40,947)          31,500
Custodian                                                37,501            13,139          79,788         (98,934)          31,494
Trustees                                                  5,931             5,931           6,394         (11,589)           6,667
Miscellaneous                                            11,982             9,214           9,133          (9,498)          20,831
                                                 --------------    --------------    ------------    ------------    -------------

      Total expenses                                    891,145           178,510         221,436        (241,391)       1,049,700
      Less expenses borne by investment advisor         (50,061)         (104,425)       (164,959)        228,463          (90,982)
      Custodian fees paid indirectly                        (15)                -              (2)              -              (17)
                                                 --------------    --------------    ------------    ------------    -------------

      Net expenses                                      841,069            74,085          56,475         (12,928)         958,701
                                                 --------------    --------------    ------------    ------------    -------------

NET INVESTMENT INCOME (LOSS)                          1,044,493            34,291          37,437          12,928        1,129,149



NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS

Net realized gain (loss) on securities               (1,127,003)         (232,521)         12,970               -       (1,346,554)

Net realized gain (loss) on foreign
currency transactions                                         -                 -            (203)              -             (203)

Net change in unrealized appreciation
(depreciation) on investments                        22,233,757         1,794,570       1,169,474               -       25,197,801

Net change in unrealized appreciation
(depreciation) on foreign currency and foreign
currency transactions                                         -                -               21               -               21
                                                 --------------    --------------    ------------    ------------    -------------
Net gain (loss) on investments                       21,106,754         1,562,049       1,182,262               -       23,851,065
                                                 --------------    --------------    ------------    ------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                       $    22,151,247   $     1,596,340   $   1,219,699   $      12,928   $   24,980,214
                                                 ==============    ==============    ============    ============    =============

Adjustments:
(a) Reflects administration fees of 0.077% for a twelve month period, 1/1/03 - 12/31/03. Effective 1/1/04, the fee is 0.08%. The adjustment column reflects what the annual fee would be based on combined assets at the new rate of 0.08%.
Note: The expenses for Phoenix-Oakhurst Growth and Income Series are based on the expense schedule which became effective 2/29/04.

                  See Notes to Pro Forma Financial Statements.

PHOENIX-OAKHURST GROWTH AND INCOME SERIES/PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE SERIES/PHOENIX-MFS INVESTORS TRUST SERIES
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
DECEMBER 31, 2003 (UNAUDITED)

1.  BASIS OF COMBINATION

The unaudited Pro Forma Combined Portfolio of Investments, Pro Forma Combined Statement of Assets and Liabilities and Pro Forma Combined Statement of Operations give effect to the proposed merger of the Phoenix-Alliance/Bernstein Growth + Value Series ("Growth + Value") and Phoenix-MFS Investors Trust Series ("MFS Investors Trust") into the Phoenix-Oakhurst Growth and Income Series ("Growth and Income"). The proposed merger will be accounted for by the method of accounting for tax-free mergers of investment companies. The merger provides for the transfer of all of the assets of Growth + Value and MFS Investors Trust to Growth and Income and the subsequent liquidation of Growth + Value and MFS Investors Trust. The accounting survivor in the proposed merger will be Growth and Income. This is because the Surviving Series will invest in a style that is similar to the way in which Growth and Income is currently operated (including hedging and investment in debt securities). Additionally, Growth and Income has a significantly larger asset base than Growth + Value and MFS Investors Trust.

The pro forma combined statements should be read in conjunction with the historical financial statements of the constituent fund and the notes thereto incorporated by reference in the Registration Statement filed on Form N-14. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

Growth + Value, MFS Investors Trust and Growth and Income are all, open-end, management investment companies registered under the Investment Company Act of 1940, as amended.

2. SHARES OF BENEFICIAL INTEREST

The Pro Forma net asset value per share assumes the issuance of additional shares of Growth and Income which would have been issued at December 31, 2003 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the net assets, as of December 31, 2003, of Growth + Value of $9,345,902 and MFS Investors Trust of $7,498,519 and the net asset value of Growth and Income of $11.06. The Pro Forma Statement of Assets & Liabilities reflects the combined Pro Forma shares outstanding as calculated above.

3. PRO FORMA OPERATIONS

Pro Forma operating expenses are based on the expense schedule of Growth and Income which became effective February 29, 2004, the actual expenses of Growth + Value and MFS Investors Trust and the combined Series, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory and financial agent fees have been calculated for the combined Series based on the fee schedule in effect for Growth and Income at the combined level of average net assets for the period ended December 31, 2003.

4. PORTFOLIO VALUATION

Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees. Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

5. COMPLIANCE

As of September 14, 2004, all the securities held by the Merging Series would comply with the compliance guidelines, investment restrictions and diversification requirements under the Investment Company Act of 1940, as amended. The Surviving Series has elected to be taxed as a "regulated investment company" under the requirements of Subchapter M of the Internal Revenue Code ("IRC"). After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the IRC, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

6. FEDERAL INCOME TAX INFORMATION

The Series have capital loss carryovers which may be used to offset future capital gains, as follows:

Expiration Date            Surviving Series             Merging Series           Merging Series
                           Phoenix-Oakhurst             Phoenix-MFS              Phoenix-Alliance/Bernstein
                           Growth and Income Series     Investors Trust Series   Growth + Value Series

2009                       $3,195,522                       --                       --
2010                       $11,717,280                  $326,812                 $462,448
2011                       $5,419,237                   $6,486                   $303,453
Total                      $20,332,039                  $333,298                 $765,901

In addition, the Series have deferred post-October losses as follows:
Surviving Series Phoenix-Oakhurst Growth and Income Series            $178,131
Merging Series Phoenix-MFS Investors Trust Series                     $12,736
Merging Series Phoenix-Alliance/Bernstein Growth + Value Series       $6,532

The Series may not realize the benefit of these losses to the extent each Series does not realize gains on investments prior to the expiration of the capital loss carryover.

                                     PART C

                               OTHER INFORMATION

ITEM 15.          INDEMNIFICATION

         The Amended Declaration of Trust provides that the Trust shall indemnify each of its Trustees and officers (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgements, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgements, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit of proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under said article of the Declaration of Trust.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.          EXHIBITS

(1)      Amended Declaration of Trust.

         1. Declaration of Trust of the Registrant establishing the Big Edge Series Fund dated February 18, 1986, filed with the Registration Statement on Form N-1A on April 18, 1986 and filed via Edgar with Post-Effective Amendment No. 18 (File No. 033-05033) on June 20, 1996.

         2. Amendment to Declaration of Trust effective February 28, 1990, establishing the International Series, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         3. Amendment to Declaration of Trust effective November 14, 1991, conforming the Fund's borrowing restrictions to California Department's Borrowing Guidelines, filed with Post-Effective Amendment No. 7 on March 2, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         4. Amendment to Declaration of Trust effective May 1, 1992, changing the name of the Trust to The Phoenix Edge Series Fund, establishing the Balanced Series, and changing the names of Stock Series to Growth Series and Total-Vest Series to Total Return Series filed with Post-Effective

                  Amendment No. 8 on April 28, 1992 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         5. Amendment to Declaration of Trust effective January 1, 1995, establishing the Real Estate Securities Series, filed with Post-Effective Amendment No. 12 on February 16, 1995 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         6. Amendment to Declaration of Trust effective November 15, 1995, establishing the Strategic Theme Series, filed via Edgar with Post-Effective Amendment No. 16 (File No. 033-05033) on January 29, 1996.

         7. Amendment to Declaration of Trust effective February 21, 1996, changing the name of the Series currently designated "Bond Series" to the "Multi-Sector Fixed Income Series," filed via Edgar with Post-Effective Amendment No. 17 (File No. 033-05033) on April 17, 1996.

         8. Amendment to Declaration of Trust effective August 21, 1996, establishing the Aberdeen New Asia Series and changing the name of the Total Return Series to Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 19 (File No. 033-05033) on September 3, 1996.

         9. Amendment to Declaration of Trust effective May 28, 1997, establishing the Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 22 (File No. 033-05033) on July 15, 1997.

         10. Amendment to Declaration of Trust effective February 27, 1998, establishing the Engemann Nifty Fifty Series, Seneca Mid-Cap Series, Phoenix Growth and Income Series, Phoenix Value Equity Series and Schafer Mid-Cap Value Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         11. Amendment to Declaration of Trust dated May 1, 1998 for Scribner's error in Amendment filed February 27, 1998, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         12. Amendment to Declaration of Trust effective May 1, 1999, changing the name of the Series currently designated as Balanced Series, Multi-Sector Fixed Income Series, Money Market Series, Strategic Allocation Series, Growth Series, International Series, Real Estate Securities Series, Strategic Theme Series, Aberdeen New Asia Series, Research Enhanced Index Series, Engemann Nifty Fifty Series, Schafer Mid-Cap Value Series, Seneca Mid-Cap Growth Series, Phoenix Value Equity Series, and Phoenix Growth and Income Series to Phoenix-Goodwin Balanced Series, Phoenix-Goodwin Multi-Sector Fixed Income Series, Phoenix-Goodwin Money Market Series, Phoenix-Goodwin Strategic Allocation Series, Phoenix-Goodwin Growth Series, Phoenix-Aberdeen International Series, Phoenix-Duff & Phelps Real Estate Securities Series, Phoenix-Goodwin Strategic Theme Series, Phoenix-Aberdeen New Asia Series, Phoenix Research Enhanced Index Series, Phoenix-Engemann Nifty Fifty Series, Phoenix-Schafer Mid-Cap Value Series, Phoenix-Seneca Mid-Cap Growth Series, Phoenix-Hollister Value Equity Series, and Phoenix-Oakhurst Growth and Income Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         13. Amendment to Declaration of Trust effective December 1, 1999, establishing the Phoenix-Bankers Trust Dow 30 Series, Phoenix-Federated U.S. Government Bond Series, Phoenix-Janus Equity Income Series, Phoenix-Janus Flexible Income Series, Phoenix-Janus Growth Series and Phoenix-Morgan Stanley Focus Equity Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         14. Amendment to Declaration of Trust effective December 1, 1999, changing names of Phoenix-Goodwin Growth Series to Phoenix-Engemann Capital Growth Series, Phoenix-Goodwin Strategic Theme Series to Phoenix-Seneca Strategic Theme Series, Phoenix-Goodwin Balanced

                  Series to Phoenix-Oakhurst Balanced Series, and
                  Phoenix-Goodwin Strategic Allocation Series to
                  Phoenix-Oakhurst Strategic Allocation Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         15. Amendment to Declaration of Trust effective April 21, 2000, changing name of Phoenix-Research Enhanced Index Series to Phoenix-J.P. Morgan Research Enhanced Index Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         16. Amendment to Declaration of Trust effective July 26, 2000, establishing the Phoenix-Bankers Trust Nasdaq-100 Index(R) Series and Phoenix-Engemann Small & Mid-Cap Growth Series, filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         17. Amendment to Declaration of Trust effective September 29, 2000, establishing the "Phoenix-Sanford Bernstein Global Value Series" and "Phoenix-Sanford Bernstein Small-Cap Value Series" and changing the name of "Phoenix-Schafer Mid-Cap Value Series" to "Phoenix-Sanford Bernstein Mid-Cap Value Series", filed via Edgar with Post-Effective Amendment No. 35 (File No. 033-05033) on November 15, 2000.

         18. Amendment to Declaration of Trust effective May 1, 2001, changing the name of "Phoenix-Bankers Trust Dow 30 Series" to "Phoenix-Deutsche Dow 30 Series", and "Phoenix-Bankers Trust Nasdaq-100 Index Series" to "Phoenix-Deutsche Nasdaq-100 Index Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         19. Amendment to Declaration of Trust effective August 31, 2001 establishing the "Phoenix-AIM Mid-Cap Equity Series", "Phoenix-Alliance/Bernstein Growth + Value Series", "Phoenix-MFS Investors Growth Stock Series", "Phoenix-MFS Investors Trust Series" and "Phoenix-MFS Value Series", and changing the name of "Phoenix-Janus Equity Income Series" to "Phoenix-Janus Core Equity Series", filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         20. Amendment to Declaration of Trust effective as of October 29, 2001 amending the fundamental investment restrictions of each Series, filed via Edgar with Post-Effective Amendment No. 41 (File No. 811-04642) on March 1, 2002.

         21. Amendment to Declaration of Trust effective as of March 18, 2002, merging of Phoenix-Oakhurst Balanced Series into Phoenix-Oakhurst Strategic Allocation Series, Phoenix-Engemann Nifty Fifty Series into Phoenix-Engemann Growth Series, and Phoenix-Janus Core Equity Series Income Series into Phoenix-Janus Growth Series, filed via Edgar with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

         22. Amendment to Declaration of Trust effective May 10, 2002, changing the name of "Phoenix-Morgan Stanley Focus Equity Series" to "Phoenix-Van Kampen Focus Equity Series", filed via Edgar with Post-Effective Amendment No. 43 (File No. 033-05033) on May 24, 2002.

         23. Amendment to Declaration of Trust effective August 9, 2002, establishing "Phoenix-Kayne Large-Cap Core Series", "Phoenix-Kayne Small-Cap Quality Value Series", "Phoenix-Lord Abbett Large-Cap Value Series", 'Phoenix-Lord Abbett Mid-Cap Value Series", "Phoenix-Lord Abbett Bond-Debenture Series", "Phoenix-Lazard International Equity Select Series", "Phoenix-Lazard Small-Cap Value Series", "Phoenix-Lazard U.S. Multi-Cap Series" and "Phoenix-State Street Research Small-Cap Growth Series" and amending Section 4.2 of Article IV list of Series as described in Trust's registration statement, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

         24. Amendment to Declaration of Trust effective as of October 25, 2002 deleting reference to Phoenix-Federated U.S. Government Bond Series, filed via Edgar with Post-Effective Amendment No. 45 (File No. 033-05033) on February 24, 2003.

(2)      Not Applicable.

(3)      Not Applicable.

(4) Agreement and Plan of Reorganization (included as Appendix A to the Prospectus/Proxy Statement contained in Part A of this Registration Statement).

(5) Reference is hereby made to Registrant's Amended Declaration of Trust referenced in Exhibit 1 above.

(6)      (a)     Investment Advisory Agreements.

                  (1) Investment Advisory Agreement by and between Registrant and Phoenix Investment Counsel, Inc. dated January 1, 1993 (currently pertaining to the Phoenix-Aberdeen International Series (f/k/a International Series), Phoenix-Engemann Capital Growth Series (f/k/a Growth Series), Phoenix-Goodwin Money Market Series (f/k/a Money Market Series), Phoenix-Goodwin Multi-Sector Fixed Income Series (f/k/a Bond Series), Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series), and Phoenix-Oakhurst Strategic Allocation Series (f/k/a Total Return Series) previously filed with Post-Effective Amendment No. 11 on May 2, 1994 and filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

                  (2) Instrument to Amend Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. pertaining to Phoenix-Seneca Strategic Theme Series (f/k/a Phoenix Strategic Theme Series) effective January 23, 1996, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (3) Second Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc., dated August 9, 2002 covering the Phoenix-Kayne Large-Cap Core Series and Phoenix-Kayne Small-Cap Quality Value Series and deleting reference to Phoenix-Oakhurst Balanced Series (f/k/a Balanced Series) and Phoenix-Engemann Nifty Fifty Series, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (4) Third Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated November 12, 2002 to reflect duties to proxy voting and reflect investment program designed to manage cash, cash equivalents and short-term investments, filed via Edgar with Post-Effective Amendment No. 46 (File No. 033-05033) on April 30, 2003.

                  (5) Fourth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated May 9, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Bond Series), filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

                  (6) Fifth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated August 12, 2003 (pertaining to addition of new series named Phoenix-Goodwin Multi-Sector Short Term Series - change in fee schedule from Fourth Amendment), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

                  (7) Sixth Amendment to Investment Advisory Agreement between Registrant and Phoenix Investment Counsel, Inc. dated October 23, 2003 (pertaining to name change from Phoenix-Kayne Large-Cap Core Series to Phoenix-Kayne Rising Dividends Series), filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

(7)      Not Applicable.

(8)      Not Applicable.

(9)      Custodian Agreement.

         a. Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated May 1, 1997 via EDGAR with Post-Effective Amendment No. 23 (File No. 033-05033) on December 12, 1997.

         b. Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company dated February 10, 2000, filed herewith.

         c. Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, effective July 2, 2001 filed via EDGAR with Post-Effective Amendment No. 42 (File No. 033-05033) on April 29, 2002.

         d. Amendment to Master Custodian Contract between Registrant and State Street Bank and Trust Company dated May 10, 2002, filed herewith.

         e. Letter Amendment to the Master Custodian Contract between Registrant and State Street Bank and Trust Company, covering the Phoenix-Kayne Large-Cap Core, Phoenix-Kayne Small-Cap Quality Value, Phoenix-Lazard Small-Cap Value, Phoenix-Lazard U.S. Multi-Cap, Phoenix-Lord Abbett Bond-Debenture, Phoenix-Lord Abbett Mid-Cap Value, Phoenix-Lord Abbett Large-Cap Value, and Phoenix-State Street Research Small-Cap Growth Series, previously filed via EDGAR with Post-Effective Amendment No.44 (File No. 033-05033) on August 9, 2002.

(10)     Not Applicable.

(11)     (a)      Opinion and Consent of Matthew A. Swendiman, Esq. with respect to the legality of the shares being issued, (to be filed by Amendment).

         (b) Opinion and Consent of Matthew A. Swendiman, Esq. with respect to the legality of the shares being issued, (to be filed by Amendment).

(12)     (a)      Opinion and Consent of McDermott, Will & Emery, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

         (b) Opinion and Consent of McDermott, Will & Emery, special tax counsel to the Trust, with respect to a tax-free reorganization (to be filed by Amendment).

(13)     (a)      Financial Agent Agreement between Registrant and Phoenix Home
                  Life Mutual Insurance Company with respects to Phoenix Home
                  Life Variable Accumulation Account (VA) and Phoenix Home Life
                  Variable Universal Life Account dated November 15, 1995, filed via Edgar with Post-Effective Amendment No. 16 (File No.
                  033-05033) on January 29, 1996.

         (b) Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated August 29, 1988 filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         (c) Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated December 11, 1996, filed via Edgar with Post-Effective Amendment No. 20 (File No. 033-05033) on April 29, 1997.

         (d) First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective February 27, 1998, filed via Edgar with Post-Effective Amendment No. 25 (File No. 033-05033) on April 29, 1998.

         (e) Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective June 1, 1998, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

         (f) Third Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective October 29, 2001, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

         (g) Fourth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective August 9, 2002, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (h) Fifth Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation effective January 1, 2003, filed via EDGAR with Post-Effective Amendment No. 47 (File No. 033-05033) on April 30, 2004.

         (i) Service Agreement between the Registrant, Phoenix Life Insurance Company, PHL Variable Insurance Company and Phoenix Life and Annuity Company dated January 1, 2003, filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

         (i)      (1)     First Amendment to Service Agreement between
                          Registrant, Phoenix Life Insurance Company, PHL
                          Variable Insurance Company and Phoenix Life and
                          Annuity Company dated November 11, 2003, filed herewith.

         (i)      (2)     Second Amendment to Service Agreement between
                          Registrant, Phoenix Life Insurance Company, PHL
                          Variable Insurance Company and Phoenix Life and
                          Annuity Company dated February 27, 2004, filed via
                          EDGAR with Post-Effective Amendment No. 47 (File No.
                          033-05033) on April 30, 2004.

         (j)      Code of Ethics.

                  (1) Code of Ethics Amended and Restated for The Phoenix Edge Series Fund and Phoenix Variable Advisors, Inc., filed via EDGAR with Form N-14 (File No. 333-111961) on January 16, 2004.

                  (2) Amended and Restated Code of Ethics for Phoenix Funds, Phoenix Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Partners Funds and The Phoenix Edge Series Fund, filed herewith.

(14)     Consent of PricewaterhouseCoopers LLP, filed herewith.

(15)     Not Applicable.

(16)     Power of Attorney, filed herewith.

(17)     (a)      Form of Voting Instructions Card and Proxy Card for
                  Phoenix-Alliance/Bernstein Growth +Value Series, filed herewith.

         (b) Form of Voting Instructions Card and Proxy Card for Phoenix-MFS Investors Trust Series, filed herewith.

         (c) Prospectus of The Phoenix Edge Series Fund, as filed via Edgar on Form N-1A on April 30, 2004 with Post-Effective Amendment No. 47 (File No. 33-05033) and incorporated by reference.

------------------

ITEM 17.          UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an Opinion of Counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 23rd day of June, 2004.

                                                     THE PHOENIX EDGE SERIES FUND


Attest:   /s/ Richard J. Wirth                       By:      /s/Philip R. McLoughlin
         -----------------------------------                  -----------------------------------------------------
         Richard J. Wirth                            Name:    Philip R. McLoughlin
         Secretary                                   Title:   President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on this 23rd day of June, 2004.

Signature                                                 Title
---------                                                 -----


/s/Nancy G. Curtiss
----------------------------------------
Nancy G. Curtiss                                     Vice President, Treasurer and Principal Financial and
                                                     Accounting Officer


----------------------------------------
Frank M. Ellmer*                                     Trustee


----------------------------------------
John A. Fabian*                                      Trustee


----------------------------------------
Roger A. Gelfenbien*                                 Trustee


----------------------------------------
Philip K. Polkinghorn*                               Trustee and Executive Vice President


----------------------------------------
Eunice S. Groark*                                    Trustee


----------------------------------------
Frank E. Grzelecki*                                  Trustee


----------------------------------------
John R. Mallin*                                      Trustee


/s/Philip R. McLoughlin
-----------------------
Philip R. McLoughlin                                 Trustee and President, Chief Executive Officer and Chairman
                                                     (Principal Executive Officer)

*By:/s/ Philip R. McLoughlin
----------------------------
*Pursuant to power of attorney, filed herewith.

                                INDEX TO EXHIBITS

(9)      (b)      Amendment to Master Custodian Agreement
(9)      (d)      Amendment to Master Custodian Agreement
(13)(i)(1)        First Amendment to Service Agreement
(13)(j)(1)        Code of Ethics
(14)              Consent of PricewaterhouseCoopers LLP
(16)              Power of Attorney
(17)     (a)      Form of Voting Instructions Card and Proxy Card
         (b)      Form of Voting Instructions Card and Proxy Card